As filed with the Securities and Exchange Commission on November 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
 (Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
 (Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
 (Name and address of agent for service)

952.767.2920
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 14.80%
321 Henderson Receivables I LLC
Series 2006-1A A1 (Acquired 03/30/2015, Cost, $1,828,382) (a)(c)	03/15/2041	0.72%	$1,854,754	$1,802,922
Series 2006-4A A1 (Acquired 07/19/2016, Cost, $2,132,340) (a)(c)	12/15/2041	0.72%	2,205,572	2,136,811
Series 2004-A A1 (Acquired 02/08/2013, Cost, $278,268) (a)(c)	09/15/2045	0.87%	292,337	287,829
Ally Auto Receivables Trust
Series 2013-2 A3	01/16/2018	0.79%	49,322	49,292
Series 2013-1 A4	02/15/2018	0.84%	957,325	957,321
American Homes 4 Rent, 2014-SFR1 A (Acquired 05/13/2014 through 10/08/2014, Cost, $3,494,744) (a)(c)	06/17/2031	1.53%	3,500,340	3,489,363
AmeriCredit Automobile Receivables, 2016-1 A2A (c)	06/10/2019	1.52%	3,253,740	3,261,487
Atlantic City Electric Transition Funding LLC, 2003-1 A3	10/20/2020	5.05%	616,560	638,158
BA Credit Card Trust, 2014-A3 A (c)	01/15/2020	0.81%	2,040,000	2,042,259
Barclays Dryrock Issuance Trust, 2014-2 A (c)	03/16/2020	0.86%	3,000,000	3,003,230
Cabela’s Credit Card Master Note Trust
Series 2012-1A A1 (Acquired 05/08/2012 through 05/06/2015, Cost, $3,596,039) (a)	02/18/2020	1.63%	3,590,000	3,594,730
Series 2013-2A A2 (Acquired 05/24/2016 through 08/12/2016, Cost, $3,883,660) (a)(c)	08/16/2021	1.08%	3,885,000	3,890,373
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	514,857	515,263
Series 2015-A2	03/15/2019	1.34%	3,200,000	3,204,719
Series 2015-1 A3	04/15/2019	1.33%	1,954,987	1,957,413
Capital Auto Receivables Asset Trust, 2015-2 A2	09/20/2018	1.39%	2,000,000	2,003,479
Capital One Multi-Asset Execution Trust, 2016-1A (c)	02/15/2022	0.97%	4,400,000	4,426,935
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	1,822,934	1,858,548
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	706,695	706,552
Chase Issuance Trust
Series 2007-A2 A2 (c)	04/15/2019	0.57%	3,500,000	3,501,737
Series 2013-A3 (c)	04/15/2020	0.80%	1,234,000	1,235,546
Citibank Credit Card Issuance Trust
Series 2013-A12 (c)	11/07/2018	1.02%	1,000,000	1,000,190
Series 2007-A8	09/20/2019	5.65%	4,650,000	4,854,716
Colony American Homes
Series 2014-A1 (Acquired 04/02/2014 through 09/21/2016, Cost, $4,904,958) (a)(c)	05/17/2031	1.68%	4,910,702	4,913,092
Series 2015-C1 (Acquired 05/27/2015, Cost, $1,940,000) (a)(c)	07/17/2032	2.48%	1,940,000	1,947,138
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	1,526,944	1,522,179
Discover Card Execution Note Trust
Series 2007-A1	03/16/2020	5.65%	2,561,000	2,671,009
Series 2013-A1 (c)	08/17/2020	0.82%	5,400,000	5,411,410
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	1,430,818	1,447,102
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	449,173	457,918
Fifth Third Auto Trust, 2013-A B	04/15/2019	1.21%	1,500,000	1,499,342
Green Tree Agency Advance Funding Trust I, 2015-T1 (Acquired 10/16/2015, Cost, $2,900,000) (a)	10/15/2046	2.30%	2,900,000	2,899,478
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	4,700,000	4,706,737
Invitation Homes Trust
Series 2013-SFR1 A (Acquired 11/05/2013 through 10/24/2014, Cost, $4,021,873) (a)(c)	12/17/2030	1.68%	4,021,873	4,021,871
Series 2014-SFR2 A (Acquired 08/04/2014 through 05/06/2015, Cost, $3,719,160) (a)(c)	09/18/2031	1.63%	3,719,160	3,713,129
John Deere Owner Trust, 2015-A A3	06/17/2019	1.32%	1,500,000	1,503,767
Nissan Auto Receivables Owner Trust, 2016-A A3	10/15/2020	1.34%	3,000,000	3,010,525
NRZ Advance Receivables Trust, 2015-T2 AT2 (Acquired 08/25/2015 through 09/16/2016, Cost, $3,195,791) (a)	08/17/2048	3.30%	3,190,000	3,198,702
Ocwen Master Advance Receivables Trust
Series 2015-T3 AT3 (Acquired 11/06/2015, Cost, $1,549,987) (a)	11/15/2047	3.21%	1,550,000	1,553,153
Series 2016-T2 AT2 (Acquired 08/03/2016, Cost, $3,189,997) (a)	08/16/2049	2.72%	3,190,000	3,181,028
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	993,199	992,694
RAMP Series Trust, 2004-RZ3 MII2 (c)	09/25/2034	2.18%	348,355	341,989
Santander Drive Auto Receivables Trust, 2015-3 A2A	09/17/2018	1.02%	487,637	487,662
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 07/29/2015, Cost, $2,136,198) (a)	08/25/2033	2.51%	2,147,990	2,185,489
SWAY Residential Trust, 2014-1 A (Acquired 12/04/2014 through 02/02/2016, Cost, $3,621,373) (a)(c)	01/20/2032	1.83%	3,640,944	3,645,702
Syncchrony Credit Card Master Note Trust
Series 2014-1 A	11/15/2020	1.61%	4,935,000	4,958,984
Series 2015-3 A	09/15/2021	1.74%	2,000,000	2,015,147
TCF Auto Receivables Owner Trust
Series 2015-1A A2 (Acquired 06/03/2015 through 04/08/2016, Cost, $597,625) (a)	08/15/2018	1.02%	597,943	597,935
Series 2015-1A A3 (Acquired 09/19/2016, Cost, $2,402,944) (a)	12/16/2019	1.49%	2,400,000	2,403,688
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	18,716	19,424
Verizon Owner Trust, 2016-1A A (Acquired 07/12/2016, Cost, $2,069,651) (a)	01/20/2021	1.42%	2,070,000	2,074,763
Volkswagen Auto Loan Enhanced Trust, 2014-1 A3	10/22/2018	0.91%	1,597,477	1,595,811
TOTAL ASSET BACKED SECURITIES (Cost $119,233,883)				119,395,741

CORPORATE BONDS: 34.57%
Administrative and Support and Waste Management and Remediation Services: 0.60%
Mastercard, Inc.	04/01/2019	2.00%	1,165,000	1,183,563
Synchrony Financial	08/15/2017	1.88%	1,250,000	1,252,511
Visa, Inc.	12/14/2020	2.20%	2,355,000	2,415,220
				4,851,294

Finance and Insurance: 14.94%
Aetna, Inc.	11/15/2017	1.50%	1,500,000	1,500,150
Aetna, Inc.	06/07/2019	1.90%	1,500,000	1,513,764
Aflac, Inc.	03/16/2020	2.40%	2,835,000	2,913,150
American Express Co.	05/22/2018	1.55%	2,500,000	2,504,653
American International Group, Inc.	08/15/2020	3.38%	2,000,000	2,110,430
Anthem, Inc.	01/15/2018	1.88%	1,250,000	1,256,015
Bank of America Corp.	05/01/2018	5.65%	5,715,000	6,062,283
Bank of Montreal (b)	07/18/2019	1.50%	1,875,000	1,871,032
BB&T Corp.	01/12/2018	1.45%	1,105,000	1,107,778
BB&T Corp.	01/15/2020	2.45%	1,500,000	1,535,001
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	1,330,000	1,349,089
BNP Paribas (b)	08/20/2018	2.70%	3,125,000	3,183,528
Capital One Financial Corp.	04/24/2019	2.45%	2,810,000	2,871,227
Charles Schwab Corp./The	03/10/2018	1.50%	2,050,000	2,057,464
Citigroup, Inc.	07/30/2018	2.15%	4,175,000	4,212,011
Citizens Bank NA	03/14/2019	2.50%	2,725,000	2,774,538
Cooperatieve Rabobank UA (b)	01/14/2019	2.25%	2,000,000	2,032,058
Credit Agricole SA (Acquired 10/01/2012, Cost, $1,501,072) (a)(b)	10/01/2017	3.00%	1,500,000	1,522,815
Daimler Finance North America LLC (Acquired 09/19/2016, Cost, $2,285,729) (a)	07/05/2019	1.50%	2,300,000	2,287,214
Deutsche Bank AG (b)	02/13/2019	2.50%	1,060,000	1,028,592
Fifth Third Bancorp	06/01/2018	4.50%	1,300,000	1,348,346
Ford Motor Credit Company LLC	11/04/2019	2.60%	2,000,000	2,031,368
General Motors Financial Co., Inc.	05/09/2019	2.40%	2,170,000	2,182,234
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	4,135,000	4,404,234
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	3,420,000	3,507,699
Heineken NV (Acquired 10/02/2012 through 05/06/2015, Cost, $2,999,462) (a)(b)	10/01/2017	1.40%	3,000,000	3,004,332
HSBC Holdings PLC (b)	04/05/2021	5.10%	1,390,000	1,536,676
ING Bank NV (Acquired 03/15/2016, Cost, $1,499,565) (a)(b)	03/22/2019	2.30%	1,500,000	1,522,134
JPMorgan Chase & Co.	03/22/2019	1.85%	4,115,000	4,138,176
JPMorgan Chase & Co.	01/23/2020	2.25%	2,095,000	2,122,524
Keycorp	12/13/2018	2.30%	1,170,000	1,188,383
Lincoln National Corp.	02/15/2020	6.25%	1,155,000	1,299,866
Metropolitan Life Global Funding I (Acquired 06/16/2016 through 08/10/2016, Cost, $2,025,497) (a)	04/14/2020	2.00%	2,000,000	2,021,042
Morgan Stanley	07/24/2020	5.50%	5,135,000	5,754,450
National Rural Utilities Cooperative Finance Corp.	02/01/2019	2.15%	2,000,000	2,038,522
NextEra Energy Capital Holdings, Inc.	03/01/2019	6.00%	2,000,000	2,198,706
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	1,560,000	1,595,537
PNC Bank NA	10/18/2019	2.40%	2,500,000	2,559,395
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $1,849,186) (a)	09/21/2018	1.90%	1,850,000	1,873,060
Principal Life Global Funding II (Acquired 11/17/2015, Cost, $2,014,701) (a)	10/15/2018	2.25%	2,000,000	2,032,614
Prudential Financial, Inc.	06/15/2019	7.38%	1,400,000	1,611,343
Realty Income Corp.	01/31/2018	2.00%	1,750,000	1,761,737
Santander UK PLC (b)	08/23/2018	3.05%	1,505,000	1,541,678
Societe Generale SA (Acquired 04/04/2016, Cost, $1,498,875) (a)(b)	04/08/2021	2.50%	1,500,000	1,539,543
State Street Corp.	08/18/2020	2.55%	1,500,000	1,555,667
SunTrust Banks, Inc.	11/01/2018	2.35%	1,570,000	1,597,072
Teva Pharmaceutical Finance Netherlands III BV (b)	07/19/2019	1.70%	2,210,000	2,204,999
Trinity Acquisition PLC (b)	09/15/2021	3.50%	1,665,000	1,735,385
UBS AG (b)	12/20/2017	5.88%	872,000	917,920
UBS AG (b)	03/26/2018	1.80%	1,000,000	1,001,990
UnitedHealth Group, Inc.	10/15/2020	3.88%	1,500,000	1,625,754
Voya Financial, Inc.	02/15/2018	2.90%	2,125,000	2,164,888
Wells Fargo & Co.	01/16/2018	1.50%	2,725,000	2,728,469
Wells Fargo & Co.	04/22/2019	2.13%	2,790,000	2,828,644
Westpac Banking Corp. (b)	11/19/2019	4.88%	1,500,000	1,644,288
				120,511,467
Health Care and Social Assistance: 0.24%
Catholic Health Initiatives	11/01/2017	1.60%	1,900,000	1,903,701

Information: 4.46%
21st Century Fox America, Inc.	02/15/2021	4.50%	2,500,000	2,772,085
America Movil SAB de CV (b)	03/30/2020	5.00%	2,000,000	2,197,894
AT&T, Inc.	03/11/2019	2.30%	5,790,000	5,887,191
CA, Inc.	08/15/2018	2.88%	1,500,000	1,528,617
CBS Corp.	04/15/2020	5.75%	1,645,000	1,852,935
Charter Communications Operating LLC (Acquired 01/27/2016 through 08/02/2016, Cost, $2,048,185) (a)	07/23/2020	3.58%	2,000,000	2,090,396
Comcast Corp.	02/15/2018	5.88%	1,500,000	1,593,215
Deutsche Telekom International Finance BV (b)	07/08/2019	6.00%	2,000,000	2,237,734
Discovery Communications LLC	08/15/2019	5.63%	1,250,000	1,369,897
Hewlett-Packard Co. (Acquired 09/30/2015 through 07/15/2016, Cost, $2,272,874) (a)	10/05/2018	2.85%	2,250,000	2,292,487
NBCUniversal Media LLC	04/01/2021	4.38%	1,380,000	1,535,515
Oracle Corp.	04/15/2018	5.75%	1,500,000	1,604,691
Total System Services, Inc.	06/01/2018	2.38%	1,000,000	1,008,183
Verizon Communications, Inc.	09/14/2018	3.65%	4,365,000	4,555,942
Vodafone Group PLC (b)	02/19/2018	1.50%	1,575,000	1,573,938
Walt Disney Co./The	09/17/2018	1.50%	1,880,000	1,894,683
				35,995,403
Manufacturing: 8.17%
AbbVie, Inc.	05/14/2020	2.50%	1,845,000	1,880,930
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (b)	05/15/2019	3.75%	2,000,000	2,042,500
Altria Group, Inc.	01/14/2020	2.63%	2,000,000	2,068,994
Anheuser-Busch InBev Finance, Inc.	01/17/2018	1.25%	2,500,000	2,499,448
Apple, Inc.	05/06/2019	2.10%	1,910,000	1,951,758
Becton, Dickinson & Co.	12/15/2017	1.80%	2,135,000	2,144,719
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	2,410,000	2,520,643
Celgene Corp.	08/15/2018	2.13%	2,870,000	2,900,666
Chevron Corp.	12/05/2017	1.10%	1,000,000	999,272
Corning, Inc.	08/15/2020	4.25%	2,000,000	2,158,824
Eastman Chemical Co.	01/15/2020	2.70%	2,000,000	2,051,494
Ecolab, Inc.	12/08/2017	1.45%	1,500,000	1,502,855
General Electric Capital Corp.	05/01/2018	5.63%	3,085,000	3,300,657
General Electric Capital Corp.	08/07/2019	6.00%	3,565,000	4,028,225
General Mills, Inc.	10/21/2019	2.20%	1,500,000	1,530,723
Ingersoll-Rand Global Holding Co., Ltd.	01/15/2019	2.88%	1,045,000	1,074,048
Intel Corp.	12/15/2017	1.35%	1,000,000	1,003,122
Intel Corp.	07/29/2020	2.45%	1,500,000	1,552,087
Johnson Controls, Inc.	11/02/2017	1.40%	1,255,000	1,258,742
Kraft Heinz Foods Co.	07/02/2018	2.00%	1,500,000	1,513,839
Merck & Co., Inc.	05/18/2018	1.30%	1,580,000	1,586,001
Mondelez International, Inc.	02/01/2019	2.25%	2,025,000	2,059,806
Newell Brands, Inc.	03/29/2019	2.60%	1,580,000	1,615,455
PepsiCo, Inc.	10/14/2020	2.15%	2,400,000	2,462,995
Philip Morris International, Inc.	02/25/2019	1.38%	2,250,000	2,254,752
Qualcomm, Inc.	05/18/2018	1.40%	2,050,000	2,053,272
Reynolds American, Inc.	06/12/2020	3.25%	2,345,000	2,467,102
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,641,254
Siemens Financieringsmaatschappij NV (Acquired 09/06/2016, Cost, $1,997,420) (a)(b)	09/13/2019	1.30%	2,000,000	1,989,230
Suncor Energy, Inc. (b)	06/01/2018	6.10%	1,170,000	1,256,730
Toyota Motor Credit Corp.	10/24/2018	2.00%	2,030,000	2,059,707
Tyco Electronics Group SA (b)	12/17/2018	2.38%	1,000,000	1,017,660
Tyson Foods, Inc.	08/15/2019	2.65%	2,000,000	2,050,792
Wm Wrigley Jr. Co. (Acquired 08/14/2015, Cost, $1,353,293) (a)	10/21/2019	2.90%	1,335,000	1,381,231
				65,879,533
Mining, Quarrying, and Oil and Gas Extraction: 0.49%
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	426,317
Phillips 66	05/01/2017	2.95%	1,500,000	1,513,500
Total Capital International SA (b)	01/10/2019	2.13%	2,000,000	2,035,594
				3,975,411
Professional, Scientific, and Technical Services: 0.51%
Biogen, Inc.	09/15/2020	2.90%	2,250,000	2,336,745
International Business Machines Corp.	05/17/2019	1.80%	1,750,000	1,775,198
				4,111,943
Real Estate and Rental and Leasing: 0.53%
Air Lease Corp.	06/01/2021	3.38%	1,650,000	1,711,611
Health Care REIT, Inc.	04/01/2019	4.13%	1,500,000	1,577,406
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	1,000,000	1,006,008
				4,295,025

Retail Trade: 1.90%
Amazon.com, Inc.	11/29/2017	1.20%	1,250,000	1,251,377
Amazon.com, Inc.	12/05/2019	2.60%	1,000,000	1,037,576
BP Capital Markets (b)	09/26/2018	2.24%	1,000,000	1,015,539
CVS Health Corp.	12/05/2018	2.25%	2,115,000	2,153,076
eBay, Inc.	03/09/2018	2.50%	2,520,000	2,555,638
Home Depot, Inc./The	06/15/2019	2.00%	1,500,000	1,531,217
Hyundai Capital America (Acquired 10/27/2015, Cost, $1,534,816) (a)	10/30/2018	2.40%	1,535,000	1,556,321
Kroger Co./The	09/30/2019	1.50%	2,000,000	1,996,644
Walgreens Boots Alliance, Inc.	11/17/2017	1.75%	1,150,000	1,156,293
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	1,000,000	1,030,482
				15,284,163
Transportation and Warehousing: 0.21%
Carnival Corp. (b)	12/15/2017	1.88%	775,000	781,101
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	931,556
				1,712,657
Utilities: 1.46%
Dominion Resources, Inc.	08/15/2019	1.60%	1,305,000	1,302,565
Duke Energy Corp.	09/15/2019	5.05%	2,000,000	2,192,594
Exelon Generation Co., LLC	10/01/2019	5.20%	2,000,000	2,197,140
Northern States Power Co.	08/15/2020	2.20%	2,000,000	2,044,090
Sempra Energy	03/15/2020	2.40%	2,475,000	2,521,678
Southern Power Co.	06/01/2018	1.50%	1,500,000	1,501,631
				11,759,698
Wholesale Trade: 1.06%
B.A.T. International Finance PLC (Acquired 06/06/2012, Cost, $995,160) (a)(b)	06/07/2017	2.13%	1,000,000	1,005,834
Cardinal Health, Inc.	11/15/2019	2.40%	1,500,000	1,533,467
LyondellBasell Industries NV (b)	04/15/2019	5.00%	1,930,000	2,071,436
McKesson Corp.	03/15/2019	2.28%	2,120,000	2,157,424
Sysco Corp.	10/01/2020	2.60%	1,695,000	1,744,970
				8,513,131
TOTAL CORPORATE BONDS (Cost $276,886,143)				278,793,426

FOREIGN GOVERNMENT BONDS: 0.73%
European Investment Bank (b)	03/15/2018	1.00%	3,500,000	3,501,603
European Investment Bank (b)	08/15/2018	1.13%	2,400,000	2,405,083
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,868,114)				5,906,686

MORTGAGE BACKED SECURITIES: 14.51%
American Tower Trust I, 2013-1-2 (Acquired 03/06/2013, Cost, $1,830,000) (a)	03/15/2043	1.55%	1,830,000	1,825,945
BXHTL Mortgage Trust, 2015-JWRZ A (Acquired 06/19/2015 through 05/24/2016, Cost, $3,569,738) (a)(c)	05/15/2029	1.76%	3,585,000	3,591,740
CD Mortgage Trust, 2007-CD5 A4 (c)	11/15/2044	5.89%	2,437,841	2,499,113
Citigroup Commercial Mortgage Trust, 2016-GC37 A1	04/12/2049	1.64%	3,580,747	3,592,138
COMM Mortgage Trust, 2007-C9 A4 (c)	12/10/2049	6.01%	3,399,907	3,479,001
Commercial Mortgage Trust
Series 2007-GG9 A4	03/10/2039	5.44%	3,346,477	3,351,404
Series 2012-CR4 A2 (c)	10/17/2045	1.80%	2,500,000	2,509,533
Series 2007-GG11 A4	12/10/2049	5.74%	3,979,516	4,084,666
CSMC Trust
Series 2013-6 1A1 (Acquired 07/24/2013, Cost, $1,863,779) (a)(c)	07/25/2028	2.50%	1,909,732	1,938,601
Series 2015-2 A2 (Acquired 04/30/2015, Cost, $1,917,071) (a)	02/25/2045	3.00%	1,891,943	1,906,518
Fannie Mae Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	1,905,505	1,910,662
Series 2015-M1 ASQ2	02/25/2018	1.63%	649,548	651,879
Series 2015-M7 ASQ2	04/25/2018	1.55%	2,500,000	2,509,181
Series 2013-M13 FA (c)	05/25/2018	0.88%	1,101,569	1,101,269
Series 2013-M14 FA (c)	08/25/2018	0.88%	2,914,955	2,916,685
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 (c)	05/28/2024	1.48%	2,006,441	2,008,736
Series 2014-C03 1M1 (c)	07/25/2024	1.73%	1,669,285	1,673,209
Series 2016-C03 2M1 (c)	10/25/2028	2.72%	2,424,017	2,457,772
Fannie Mae Pool	02/01/2021	3.50%	47,254	49,805
Fannie Mae Pool	08/01/2021	3.00%	175,867	184,685
Fannie Mae Pool	09/01/2021	3.00%	214,756	225,523
Fannie Mae Pool	11/01/2021	3.00%	415,887	436,762
Fannie Mae Pool	12/01/2025	3.50%	353,816	373,391
Fannie Mae Pool	09/01/2026	3.50%	332,367	350,621
Fannie Mae Pool (c)	10/01/2033	3.08%	855,293	903,900
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost, $532,327) (a)(c)	12/04/2020	1.24%	531,724	532,832
Series 2010-S1 2A (Acquired 03/01/2012, Cost, $447,489) (a)	04/25/2038	3.25%	443,394	456,957
Series 2010-S1 1A (Acquired 11/18/2011, Cost, $15,053) (a)(c)	02/25/2048	1.07%	15,076	15,077

FHLMC Multifamily Structured Pass Through Certificates
Series K-501 A2 (c)	11/25/2016	1.66%	32,147	32,119
Series K-709 A1	10/25/2018	1.56%	746,783	749,068
Series K-P02 A2 (c)	04/25/2021	2.36%	4,400,000	4,477,878
Freddie Mac REMICS
Series 3855 HE	02/15/2026	2.50%	20,662	20,961
Series 4181 PF (c)	11/15/2042	0.77%	1,845,746	1,833,359
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/27/2023	1.98%	1,605,371	1,611,519
Series 2014-DN2 M1 (c)	04/25/2024	1.38%	80,057	80,068
Series 2014-HQ2 M1 (c)	09/25/2024	1.98%	1,142,552	1,148,302
Series 2016-DNA2 M1 (c)	10/25/2028	1.69%	1,916,073	1,921,096
FREMF Mortgage Trust
Series 2011-K702 B (Acquired 06/16/2016, Cost, $1,582,466) (a)(c)	04/25/2044	4.93%	1,520,000	1,578,780
Series 2012-K708 B (Acquired 02/03/2015, Cost, $3,378,817) (a)(c)	02/25/2045	3.88%	3,250,000	3,349,674
Series 2013-K502 B (Acquired 05/06/2015, Cost, $2,910,490) (a)(c)	03/25/2045	2.72%	2,875,000	2,880,441
Series 2013-KF02 B (Acquired 11/01/2013, Cost, $331,276) (a)(c)	12/25/2045	3.52%	331,276	330,948
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015, Cost, $2,850,311) (a)(c)	12/15/2034	1.82%	2,843,698	2,850,769
GP Portfolio Trust, 2014-GPP A (Acquired 09/01/2016 through 09/02/2016, Cost, $1,146,424) (a)(c)	02/16/2027	1.47%	1,146,424	1,144,589
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $1,386,398) (a)(c)	07/15/2031	1.52%	1,386,398	1,385,456
Series 2010-C2 A1 (Acquired 04/11/2012, Cost, $190,016) (a)	12/10/2043	3.85%	181,447	189,265
Series 2011-GC5 A2	08/10/2044	3.00%	101,618	101,570
Series 2007-GG10 A4 (c)	08/10/2045	5.99%	5,306,910	5,386,977
JP Morgan Mortgage Trust, 2016-1 A5 (Acquired 06/09/2016, Cost, $1,892,198) (a)	05/25/2046	3.50%	1,841,096	1,884,761
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	11/18/2047	1.52%	3,805,546	3,813,282
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3 A3 (Acquired 04/17/2015, Cost, $2,675,921) (a)	02/16/2046	4.39%	2,500,000	2,589,424
Series 2007-CB20 A4 (c)	02/12/2051	5.79%	3,004,389	3,082,551
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	128,119	128,733
Morgan Stanley Re-REMIC Trust, 2010-R1 3A (Acquired 05/05/2016, Cost, $816,432) (a)(c)	07/26/2035	3.19%	813,690	808,245
NCUA Guaranteed Notes Trust
Series 2011-R1 1A (c)	01/08/2020	0.97%	904,958	906,716
Series 2011-R2 1A (c)	02/06/2020	0.92%	2,587,382	2,589,001
Series 2011-R3 1A (c)	04/09/2020	0.92%	2,001,723	2,000,686
Series 2010-R1 1A (c)	10/07/2020	0.97%	212,656	213,070
New Residential Mortgage Loan Trust
Series 2015-1A A3 (Acquired 06/23/2015 through 04/19/2016, Cost, $2,143,216) (a)	05/28/2052	3.75%	2,091,844	2,174,559
Series 2014-2A A3 (Acquired 02/18/2016, Cost, $2,069,018) (a)(c)	05/25/2054	3.75%	2,015,818	2,093,453
Series 2016-1A A1 (Acquired 03/29/2016, Cost, $2,034,333) (a)	03/25/2056	3.75%	1,976,830	2,048,722
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, 2005-1 M3 (c)	02/25/2035	1.38%	1,400,000	1,389,927
SBA Tower Trust, 2012-1 A (Acquired 06/12/2014 through 09/03/2014, Cost, $1,604,541) (a)	12/15/2042	2.93%	1,562,000	1,570,674
Sequoia Mortgage Trust, 2015-3 A4 (Acquired 06/19/2015, Cost, $1,182,682) (a)(c)	07/25/2045	3.50%	1,168,719	1,183,116
Springleaf Mortgage Loan Trust, 2013-1A A (Acquired 04/03/2013, Cost, $487,136) (a)(c)	06/25/2058	1.27%	487,174	486,405
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	177,774	177,757
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22 A1	09/17/2058	1.64%	5,604,391	5,620,491
Series 2016-C33 A1	03/17/2059	1.78%	1,913,792	1,925,498
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	1,551,805	1,557,585
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost, $208,557) (a)	10/16/2050	4.55%	208,559	209,235
TOTAL MORTGAGE BACKED SECURITIES (Cost $117,443,830)				117,064,335

MUNICIPAL BONDS: 1.16%
County of Hamilton OH Sewer System Revenue	12/01/2016	1.23%	825,000	825,536
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	636,520	646,373
Metropolitan Council, (Minneapolis - St. Paul Metropolitan Area), State of Minnesota	09/01/2017	1.20%	2,020,000	2,025,818
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,503,780
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	1,385,000	1,395,761
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	1,385,000	1,393,989
State of Ohio	08/01/2017	3.33%	1,500,000	1,530,090
TOTAL MUNICIPAL BONDS (Cost $9,299,913)				9,321,347

U.S. GOVERNMENT AGENCY ISSUES: 10.65%
Federal Farm Credit Banks Funding Corp.	04/06/2018	0.70%	10,000,000	9,979,860
Federal Farm Credit Banks Funding Corp.	09/14/2018	0.88%	5,000,000	4,997,415
Federal Home Loan Banks	06/29/2018	0.88%	5,000,000	5,019,220
Federal Home Loan Banks	12/11/2020	1.88%	7,000,000	7,186,515
Federal Home Loan Banks	02/18/2021	1.38%	4,385,000	4,411,617
Federal Home Loan Banks	07/14/2021	1.13%	11,095,000	11,013,496
Federal Home Loan Mortgage Corp.	04/09/2018	0.75%	9,100,000	9,091,774
Federal Home Loan Mortgage Corp.	07/27/2018	0.85%	6,000,000	5,996,886
Federal Home Loan Mortgage Corp.	10/12/2018	0.88%	6,325,000	6,322,091
Federal Home Loan Mortgage Corp.	08/12/2021	1.13%	6,000,000	5,945,904
Federal National Mortgage Association	02/26/2019	1.00%	10,000,000	10,014,190
Federal National Mortgage Association	08/02/2019	0.88%	5,925,000	5,901,964
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $85,767,435)				85,880,932

U.S. GOVERNMENT NOTES: 5.96%
United States Treasury Note	07/31/2020	1.63%	4,580,000	4,679,652
United States Treasury Note	09/30/2020	1.38%	2,340,000	2,367,879
United States Treasury Note	01/31/2021	1.38%	13,250,000	13,394,928
United States Treasury Note	04/30/2021	1.38%	5,320,000	5,375,695
United States Treasury Note	05/31/2021	1.38%	12,665,000	12,802,035
United States Treasury Note	07/31/2021	1.13%	6,000,000	5,991,330
United States Treasury Note	08/15/2021	2.13%	3,275,000	3,420,073
TOTAL U.S. GOVERNMENT NOTES (Cost $47,807,483)				48,031,592

SHORT TERM INVESTMENT: 4.84%
MONEY MARKET FUND: 4.84%			Shares
STIT-Government & Agency Portfolio, 0.31% (d)(e)			39,038,670	39,038,670
TOTAL MONEY MARKET FUND (Cost $39,038,670)				39,038,670
TOTAL SHORT TERM INVESTMENT (Cost $39,038,670)				39,038,670

TOTAL INVESTMENTS (Cost $701,345,471): 87.22%				703,432,729
Other Assets in Excess of Liabilities: 12.78% (f)				103,032,849
TOTAL NET ASSETS: 100.00%				$806,465,578

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2016, the value of these securities total $116,681,635 which represents 14.47% of total net assets.

(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of September 30, 2016.
(d) The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
(e) All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(f) Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows(1):

Cost of investments	$701,345,471

Gross unrealized appreciation	$3,382,037
Gross unrealized depreciation	(1,294,779)
Net unrealized appreciation	$2,087,258

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2016 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counter-	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Party	Settlement Date	Abbreviation	September 30, 2016	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:	See key for abbreviation
$14,634,292	DB	10/19/2016	AUD	$14,795,333	USD	$14,634,292	$161,041	$–
29,230,359	BAML	12/23/2016	AUD	29,641,082	USD	29,230,359	410,723	–
9,903,132	DB	10/19/2016	BRL	9,915,987	USD	9,903,132	12,855	–
9,968,390	DB	10/19/2016	CAD	10,017,169	USD	9,968,390	48,779	–
9,623,363	BAML	12/23/2016	CAD	9,686,302	USD	9,623,363	62,939	–
12,600,781	DB	10/19/2016	CHF	12,603,575	USD	12,600,781	2,794	–
8,882,562	BAML	12/23/2016	CHF	8,885,642	USD	8,882,562	3,080	–
3,055,616	DB	10/19/2016	CLP	3,078,152	USD	3,055,616	22,536	–
1,895,187	DB	10/19/2016	COP	1,919,667	USD	1,895,187	24,480	–
3,758,692	DB	10/19/2016	CZK	3,773,102	USD	3,758,692	14,410	–
6,472,055	DB	10/19/2016	EUR	6,476,360	NOK	6,472,055	4,305	–
1,956,849	DB	10/19/2016	EUR	1,956,400	SEK	1,956,849	–	(449)
1,505,664	DB	10/19/2016	EUR	1,506,654	TRY	1,505,664	990	–
18,929,094	DB	10/19/2016	EUR	18,911,871	USD	18,929,094	–	(17,223)
41,644,469	BAML	12/23/2016	EUR	41,765,450	USD	41,644,469	120,981	–
12,517,142	DB	10/19/2016	GBP	12,318,472	USD	12,517,142	–	(198,670)
2,919,143	BAML	12/23/2016	GBP	2,904,885	USD	2,919,143	–	(14,258)
4,944,322	DB	10/19/2016	ILS	4,977,408	USD	4,944,322	33,086	–
14,497,332	DB	10/19/2016	INR	14,556,490	USD	14,497,332	59,158	–
12,812,211	DB	10/19/2016	JPY	12,701,829	USD	12,812,211	–	(110,382)
54,770,655	BAML	12/22/2016	JPY	55,197,825	USD	54,770,655	427,170	–
8,689,880	DB	10/19/2016	KRW	8,794,337	USD	8,689,880	104,457	–
17,687,087	DB	10/19/2016	MXN	17,796,236	USD	17,687,087	109,149	–
15,090,869	DB	10/19/2016	NOK	15,357,966	EUR	15,090,869	267,097	–
4,423,687	DB	10/19/2016	NOK	4,533,380	USD	4,423,687	109,693	–
18,483,146	DB	10/19/2016	NZD	18,436,471	USD	18,483,146	–	(46,675)
24,166,794	BAML	12/23/2016	NZD	24,125,058	USD	24,166,794	–	(41,736)
7,567,101	DB	10/19/2016	PLN	7,609,826	EUR	7,567,101	42,725	–
2,609,186	DB	10/19/2016	PLN	2,616,528	USD	2,609,186	7,342	–
6,697,376	DB	10/19/2016	RUB	6,905,852	USD	6,697,376	208,476	–
134,637	DB	10/19/2016	SEK	134,770	EUR	134,637	133	–
2,645,832	DB	10/19/2016	SEK	2,617,169	USD	2,645,832	–	(28,663)
6,543,036	DB	10/19/2016	SGD	6,534,640	USD	6,543,036	–	(8,396)
2,553,066	DB	10/19/2016	TRY	2,533,503	EUR	2,553,066	–	(19,563)
590,257	DB	10/19/2016	TRY	584,105	USD	590,257	–	(6,152)
4,296,835	DB	10/19/2016	ZAR	4,383,790	USD	4,296,835	86,955	–
Total Purchase Contracts				400,553,286		398,700,099	2,345,354	(492,167)

Sale Contracts:
$3,903,006	DB	10/19/2016	USD	$(3,932,162)	AUD	$(3,903,006)	$–	$(29,156)
12,343,118	BAML	12/23/2016	USD	(12,648,868)	AUD	(12,343,118)	–	(305,750)
1,666,392	DB	10/19/2016	USD	(1,706,174)	BRL	(1,666,392)	–	(39,782)
22,438,332	DB	10/19/2016	USD	(22,511,949)	CAD	(22,438,332)	–	(73,617)
55,421,011	BAML	12/23/2016	USD	(55,632,927)	CAD	(55,421,011)	–	(211,916)
18,977,624	DB	10/19/2016	USD	(18,982,654)	CHF	(18,977,624)	–	(5,030)
36,446,241	BAML	12/23/2016	USD	(36,476,045)	CHF	(36,446,241)	–	(29,804)
195,621	DB	10/19/2016	USD	(201,323)	CLP	(195,621)	–	(5,702)
8,734,805	DB	10/19/2016	USD	(8,719,032)	CZK	(8,734,805)	15,773	–
15,090,869	DB	10/19/2016	NOK	(15,100,263)	EUR	(15,090,869)	–	(9,394)
7,567,101	DB	10/19/2016	PLN	(7,566,997)	EUR	(7,567,101)	104	–
134,637	DB	10/19/2016	SEK	(134,924)	EUR	(134,637)	–	(287)
2,553,066	DB	10/19/2016	TRY	(2,541,072)	EUR	(2,553,066)	11,994	–
30,570,052	DB	10/19/2016	USD	(30,605,300)	EUR	(30,570,052)	–	(35,248)
3,914,216	BAML	12/23/2016	USD	(3,906,981)	EUR	(3,914,216)	7,235	–
25,529,729	DB	10/19/2016	USD	(25,181,549)	GBP	(25,529,729)	348,180	–
52,876,267	BAML	12/23/2016	USD	(52,102,244)	GBP	(52,876,267)	774,023	–
231,817	DB	10/19/2016	USD	(233,457)	INR	(231,817)	–	(1,640)
7,802,640	DB	10/19/2016	USD	(7,816,511)	JPY	(7,802,640)	–	(13,871)
3,187,944	BAML	12/22/2016	USD	(3,162,989)	JPY	(3,187,944)	24,955	–
17,625,194	DB	10/19/2016	USD	(17,461,254)	MXN	(17,625,194)	163,940	–
17,145,919	BAML	12/23/2016	USD	(16,995,535)	MXN	(17,145,919)	150,384	–
6,472,055	DB	10/19/2016	EUR	(6,611,938)	NOK	(6,472,055)	–	(139,883)
1,783,937	DB	10/19/2016	USD	(1,810,100)	NOK	(1,783,937)	–	(26,163)
754,514	DB	10/19/2016	USD	(756,667)	NZD	(754,514)	–	(2,153)
232,135	DB	10/19/2016	USD	(240,450)	RUB	(232,135)	–	(8,315)
1,956,849	DB	10/19/2016	EUR	(1,936,674)	SEK	(1,956,849)	20,175	–
4,663,745	DB	10/19/2016	USD	(4,664,931)	SEK	(4,663,745)	–	(1,186)
271,494	DB	10/19/2016	USD	(271,360)	SGD	(271,494)	134	–
1,505,664	DB	10/19/2016	EUR	(1,500,523)	TRY	(1,505,664)	5,141	–
3,932,730	DB	10/19/2016	USD	(3,912,841)	TRY	(3,932,730)	19,889	–
Total Sale Contracts				(365,325,694)		(365,928,724)	1,541,927	(938,897)
Total Forward Currency Contracts				$35,227,592		$32,771,375	$3,887,281	$(1,431,064)
Net Unrealized Appreciation							$2,456,217

Counterparty:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:		COP	COLOMBIAN PESO	JPY	JAPANESE YEN	RUB	RUSSIAN RUBLE
AUD	AUSTRALIAN DOLLAR	CZK	CZECH REPUBLIC KORUNA	KRW	SOUTH KOREAN WON	SEK	SWEDISH KRONA
BRL	BRAZILIAN REAL	EUR	EURO	MXN	MEXICAN PESO	SGD	SINGAPORE DOLLAR
CAD	CANADIAN DOLLAR	GBP	BRITISH POUND	NOK	NORWEGIAN KRONE	TRY	TURKISH LIRA
CHF	SWISS FRANC	ILS	ISRAELI NEW SHEQEL	NZD	NEW ZEALAND DOLLAR	USD	U.S. DOLLAR
CLP	CHILEAN PESO	INR	INDIAN RUPEE	PLN	POLISH ZLOTY	ZAR	SOUTH AFRICAN RAND

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

		Number of
		Contracts
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	$1,502,096	10	Dec-16	$7,538	$-
3 Mo Euro Euribor	249,731,490	886	Dec-17	121,294	-
90 Day Euro	52,973,025	214	Jun-17	8,017	-
90 Day Euro	76,462,050	309	Sep-17	2,028	-
90 Day Euro	3,215,388	13	Dec-17	1,865	-
90 Day Euro	43,028,025	174	Mar-18	18,225	-
90 Day Euro	35,598,600	144	Jun-18	901	-
90 Day Sterling	71,249,806	441	Jun-17	22,521	-
90 Day Sterling	63,824,253	395	Sep-17	-	(11,602)
90 Day Sterling	224,296,087	1,388	Dec-17	592,653	-
90 Day Sterling	7,918,234	49	Mar-18	1,556	-
90 Day Sterling	15,834,878	98	Jun-18	-	(1,053)
Aluminum (a)	14,191,388	339	Dec-16	29,226	-
Amsterdam Exchange Index	10,360,530	102	Oct-16	156,454	-
Australian 10 Yr Bond	53,796,014	513	Dec-16	225,179	-
Australian 3 Yr Bond	23,588,409	272	Dec-16	46,131	-
Australian Dollar	2,447,680	32	Dec-16	2,922	-
Brent Crude (a)	101,500	2	Nov-16	1,207	-
Brent Crude (a)	307,500	6	Dec-16	15,512	-
Brent Crude (a)	51,710	1	Jan-17	149	-
CAC 40 10 Euro Index	4,143,054	83	Oct-16	15,127	-
Canadian 10 Yr Bond	70,215,206	627	Dec-16	403,739	-
Canadian Bankers Acceptance	755,631	4	Jun-17	42	-
Canadian Bankers Acceptance	2,833,616	15	Sep-17	-	(725)
Canadian Bankers Acceptance	2,266,778	12	Dec-17	-	(702)
Cocoa (CME) (a)	6,367,729	221	Dec-16	-	(422,214)
Cocoa (NYBOT) (a)	27,610	1	Dec-16	-	(673)
Coffee (a)	5,285,306	93	Dec-16	218,996	-
Copper (LME) (a)	14,479,325	119	Dec-16	63,398	-
Copper (NYCOM) (a)	8,897,263	161	Dec-16	109,509	-
Cotton No.2 (a)	3,165,720	93	Dec-16	67,926	-
DAX Index	18,599,611	63	Dec-16	203,203	-
Dow Jones Industrial Average Mini E-Cbot Index	19,585,425	215	Dec-16	167,453	-
Euro	1,409,625	10	Dec-16	277	-
Euro-Bobl	406,720,689	2,741	Dec-16	735,266	-
Euro-BTP	42,917,838	267	Dec-16	-	(128,546)
Euro-Bund	65,335,153	351	Dec-16	328,100	-
Euro-Buxl 30 Yr Bond	8,203,687	38	Dec-16	91,128	-
Euro-OAT	45,867,287	255	Dec-16	222,094	-
Euro-Schatz	271,333,974	2,154	Dec-16	215,888	-
Euro-Stoxx 50 Index	8,273,784	246	Dec-16	90,475	-
FTSE 100 Index	38,930,747	438	Dec-16	797,202	-
Gasoline RBOB (a)	1,351,904	22	Oct-16	43,781	-
Gasoline RBOB (a)	903,798	15	Nov-16	50,767	-
Gasoline RBOB (a)	300,489	5	Dec-16	19,210	-
Gold (a)	37,010,510	281	Dec-16	-	(612,512)
Hang Seng Index	45,986,398	306	Oct-16	-	(313,144)
Heating Oil (a)	1,679,824	26	Oct-16	60,869	-
Heating Oil (a)	455,200	7	Nov-16	19,025	-
Heating Oil (a)	196,749	3	Dec-16	6,824	-
H-Shares Index	4,084,369	66	Oct-16	-	(41,765)
IBEX 35 Index	6,004,545	61	Oct-16	54,238	-
Japanese 10 Yr Bond	147,224,693	98	Dec-16	812,185	-
Japanese Yen	2,101,731	17	Dec-16	-	(5,811)
KOSPI 200 Index	19,341,263	165	Dec-16	202,820	-
Lead (a)	371,613	7	Dec-16	19,306	-
Long Gilt	46,426,211	275	Dec-16	38,661	-
Low Sulphur Gasoil (a)	3,089,475	69	Nov-16	116,384	-
Low Sulphur Gasoil (a)	1,479,225	33	Dec-16	25,906	-
MSCI Singapore Index	46,220	2	Oct-16	-	(48)
MSCI Taiwan Index	3,177,810	93	Oct-16	-	(52,304)
Nasdaq 100 E-Mini Index	41,786,745	429	Dec-16	423,748	-
Natural Gas (a)	14,791,540	509	Oct-16	121,233	-
Natural Gas (a)	751,680	24	Nov-16	-	(15,695)
Natural Gas (a)	1,470,600	45	Dec-16	-	(34,825)
Natural Gas (a)	1,572,000	48	Jan-17	-	(31,710)
Nickel (a)	1,078,344	17	Dec-16	-	(1,043)
Nikkei 225 Index (SGX)	3,874,365	48	Dec-16	-	(75,862)
Russell 2000 Mini Index	34,328,250	275	Dec-16	145,189	-
S&P/TSX 60 Index	13,428,195	103	Dec-16	217,483	-
S&P500 E-Mini Index	21,279,940	197	Dec-16	149,970	-
Silver (a)	11,240,190	117	Dec-16	-	(87,937)
SPI 200 Index	18,653,135	180	Dec-16	477,267	-
Sugar (a)	9,866,080	383	May-17	766,772	-

Swiss Franc	129,375	1	Dec-16	-	(589)
U.S. 10 Yr Note	164,037,375	1,251	Dec-16	29,695	-
U.S. 2 Yr Note	174,556,531	799	Dec-16	152,218	-
U.S. 5 Yr Note	143,996,016	1,185	Dec-16	209,121	-
U.S. Long Bond	67,094,344	399	Dec-16	-	(563,137)
U.S. Ultra Bond	1,838,750	10	Dec-16	29,988	-
VSTOXX Mini Index	45,676	19	Oct-16	-	(2,124)
Wti Crude (a)	2,749,680	57	Oct-16	126,641	-
Wti Crude (a)	829,940	17	Nov-16	18,088	-
Wti Crude (a)	444,600	9	Dec-16	13,043	-
Wti Crude (a)	199,720	4	Jan-17	8,562	-
Zinc (a)	17,011,638	286	Dec-16	642,020	-
Total Purchase Contracts				9,984,215	(2,404,021)

Sale Contracts:
90 Day Euro	$364,328,138	(1,473)	Dec-17	$-	$(99,823)
Aluminum (a)	3,935,075	(94)	Dec-16	-	(128,792)
Australian 10 Yr Bond	25,692,053	(245)	Dec-16	-	(212,450)
Australian 90 Day Bank Bill	2,287,030	(3)	Sep-17	71	-
Brent Crude (a)	3,914,820	(78)	Oct-16	-	(203,636)
British Pound	3,655,406	(45)	Dec-16	7,525	-
CAC 40 10 Euro Index	6,089,790	(122)	Oct-16	-	(39,310)
Canadian Dollar	76,285	(1)	Dec-16	-	(582)
CBOE Volatility Index	615,225	(39)	Oct-16	52,212	-
Coffee (a)	56,831	(1)	Dec-16	-	(284)
Copper (LME) (a)	31,392,150	(258)	Dec-16	-	(1,275,646)
Copper (NYCOM) (a)	3,923,638	(71)	Dec-16	-	(139,746)
Corn (a)	19,245,263	(1,143)	Dec-16	157,611	-
Dollar	15,452,370	(162)	Dec-16	-	(4,323)
Dow Jones Industrial Average Mini E-Cbot Index	2,915,040	(32)	Dec-16	2,104	-
Euro-Bund	11,354,542	(61)	Dec-16	-	(85,757)
Euro-Stoxx 50 Index	15,740,370	(468)	Dec-16	-	(216,912)
FTSE/JSE Top 40 Index	6,057,779	(181)	Dec-16	-	(17,774)
Gasoline RBOB (a)	2,458,008	(40)	Oct-16	-	(252,359)
Gold (a)	1,580,520	(12)	Dec-16	10,445	-
Hard Red Wheat (a)	5,214,525	(251)	Dec-16	701,363	-
Heating Oil (a)	2,261,301	(35)	Oct-16	-	(139,534)
Lead (a)	53,088	(1)	Dec-16	-	(6,465)
Lean Hogs (a)	721,190	(41)	Dec-16	64,229	-
Live Cattle (a)	2,403,000	(60)	Dec-16	182,742	-
Low Sulphur Gasoil (a)	582,075	(13)	Nov-16	-	(30,990)
Natural Gas (a)	1,162,400	(40)	Oct-16	21,265	-
Nickel (a)	634,320	(10)	Dec-16	-	(31,018)
Nikkei 225 Index (OSE)	5,677,728	(35)	Dec-16	-	(5,201)
Platinum (a)	1,603,475	(31)	Jan-17	13,662	-
S&P500 E-Mini Index	1,404,260	(13)	Dec-16	2,283	-
SGX Nifty 50 Index	1,193,838	(69)	Oct-16	-	(2,980)
Silver (a)	2,689,960	(28)	Dec-16	22,762	-
Soybean (a)	2,799,950	(58)	Mar-17	-	(34,875)
Soybean (a)	11,257,200	(236)	Nov-16	-	(50,781)
Soybean Meal (a)	6,980,680	(233)	Dec-16	174,352	-
Soybean Oil (a)	2,026,464	(101)	Dec-16	-	(80,895)
Tokyo Price Index	19,700,508	(151)	Dec-16	-	(12,415)
U.S. 2 Yr Note	91,319,938	(418)	Dec-16	-	(52,089)
U.S. Long Bond	18,160,875	(108)	Dec-16	17,545	-
Wheat (a)	7,035,000	(350)	Dec-16	1,176,516	-
Wti Crude (a)	8,586,720	(178)	Oct-16	-	(670,003)
Zinc (a)	3,211,988	(54)	Dec-16	-	(132,386)
Total Sale Contracts				2,606,687	(3,927,026)
Total Futures Contracts				$12,590,902	$(6,331,047)
Net Unrealized Appreciation				$6,259,855

(a) Contract held by LCMFS Fund Limited.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 14.40%
321 Henderson Receivables I LLC, 2006-4A A1 (Acquired 07/19/2016, Cost, $428,020) (a)(c)	12/15/2041	0.72%	$442,720	$428,918
AEP Texas Central Transition Funding II LLC, 2006-2	01/01/2020	5.17%	370,292	380,691
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	0.79%	200,000	200,218
Series 2014-3 A	04/15/2020	1.49%	500,000	502,090
Series 2013-2 A (c)	05/17/2021	0.94%	200,000	200,626
AmeriCredit Automobile Receivables Trust, 2013-5 A3	09/10/2018	0.90%	15,474	15,474

Series 2011-4A A1 (Acquired 08/25/2015 through 01/27/2016, Cost, $550,188) (a)	10/15/2019	1.90%	550,000	550,208
Series 2012-1A A2 (Acquired 03/24/2016, Cost, $749,648) (a)(c)	02/18/2020	1.05%	750,000	750,765
Series 2012-1A A1 (Acquired 03/11/2016, Cost, $650,635) (a)	02/18/2020	1.63%	650,000	650,856
Series 2012-2A A1 (Acquired 02/04/2016, Cost, $600,845) (a)	06/15/2020	1.45%	600,000	601,312
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	131,199	131,303
Series 2016-2 A2	03/15/2019	1.34%	500,000	500,737
Series 2015-1 A3	04/15/2019	1.33%	625,596	626,372
Series 2015-4 A3 (Acquired 09/02/2016, Cost, $302,219) (a)	01/15/2020	2.04%	300,000	303,034
Capital Auto Receivables Asset Trust, 2015-1 A2	06/20/2018	1.42%	465,333	465,853
Capital One Multi-Asset Execution Trust, 2016-A1 A1 (c)	02/15/2022	0.97%	530,000	533,244
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	145,222	148,059
CenterPoint Energy Transition Bond Co. II LLC, 2005-A A4	08/01/2019	5.17%	101,618	103,311
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	1,285,176	1,284,916
Chase Issuance Trust
Series 2013-A3 (c)	04/15/2020	0.80%	300,000	300,376
Series 2012-A4	08/16/2021	1.58%	602,000	607,286
Citibank Credit Card Issuance Trust, 2007-A8	09/20/2019	5.65%	500,000	522,012
Colony American Homes
Series 2014-1A (Acquired 04/02/2014 through 05/09/2016, Cost, $679,121) (a)(c)	05/17/2031	1.68%	682,042	682,374
Series 2015-1A (Acquired 05/27/2015 through 04/19/2016, Cost, $457,498) (a)(c)	07/17/2032	2.48%	470,000	471,729
Discover Card Execution Note Trust
Series 2013-A1 (c)	08/17/2020	0.82%	950,000	952,007
Series 2012-A6	01/18/2022	1.67%	450,000	455,127
Green Tree Agency Advance Funding Trust I
Series 2015-T1 (Acquired 10/16/2015, Cost, $190,000) (a)	10/15/2046	2.30%	190,000	189,966
Series 2016-T1 (Acquired 09/28/2016, Cost, $499,999) (a)	10/15/2048	2.38%	500,000	499,999
Honda Auto Receivables Owner Trust, 2013-4 A4	02/18/2020	1.04%	600,000	600,030
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	250,000	250,358
Hyundai Auto Receivables Trust, 2013-C A4	03/15/2019	1.55%	550,000	551,630

Invitation Homes Trust
Series 2013-SFR1 A (Acquired 02/24/2016, Cost, $463,403) (a)(c)	12/17/2030	1.68%	473,162	473,161
Series 2013-SFR1 B (Acquired 01/27/2016, Cost, $487,578) (a)(c)	12/17/2030	1.87%	500,000	498,968
Series 2014-SFR2 A (Acquired 08/04/2014 through 03/03/2016, Cost, $909,776) (a)(c)	09/18/2031	1.63%	929,790	928,282
NRZ Advance Receivables Trust, 2015-T2 AT2 (Acquired 08/25/2015, Cost, $100,000) (a)	08/17/2048	3.30%	100,000	100,273
Ocwen Master Advance Receivables Trust
Series 2015-T3 AT3 (Acquired 11/06/2015, Cost, $99,999) (a)	11/15/2047	3.21%	100,000	100,203
Series 2016-T2 AT2 (Acquired 08/03/2016, Cost, $624,999) (a)	08/16/2049	2.72%	625,000	623,242
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	152,439	152,362
Porsche Innovative Lease Owner Trust, 2015-1 A2 (Acquired 01/27/2016, Cost, $142,627) (a)	11/21/2017	0.79%	142,940	142,914
RAMP Series Trust, 2004-RZ3 MII2 (c)	09/25/2034	2.18%	425,767	417,987
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%	18,737	18,937
SMART ABS US Trust, 2014-1US A3A	06/14/2018	0.95%	473,713	472,926
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 07/29/2015, Cost, $105,059) (a)	08/25/2033	2.51%	105,639	107,483
Susquehanna Auto Receivables Trust, 2014-1A A3 (Acquired 12/22/2015, Cost, $65,492) (a)	02/15/2018	1.00%	65,623	65,635
SWAY Residential Trust, 2014-1 A (Acquired 02/02/2016 through 04/04/2016, Cost, $730,762) (a)(c)	01/20/2032	1.83%	743,050	744,021
Synchrony Credit Card Master Note Trust, 2014-1 A	11/15/2020	1.61%	550,000	552,673
TCF Auto Receivables Owner Trust
Series 2015-1A A2 (Acquired 06/03/2015, Cost, $15,151) (a)	08/15/2018	1.02%	15,151	15,151
Series 2015-1A A3 (Acquired 09/14/2016, Cost, $599,901) (a)	04/15/2021	1.71%	600,000	599,959
Verizon Owner Trust, 2016-A 1A (Acquired 07/12/2016, Cost, $459,923) (a)	01/20/2021	1.42%	460,000	461,058
Volkswagen Auto Loan Enhanced Trust
Series 2013-2 A3	04/20/2018	0.70%	365,466	364,704
Series 2014-1 A3	10/22/2018	0.91%	505,353	504,826
World Omni Auto Receivables Trust, 2014-A A3	04/15/2019	0.94%	120,067	120,069
TOTAL ASSET BACKED SECURITIES (Cost $21,833,225)				21,925,715

CORPORATE BONDS: 33.94%
Administrative and Support and Waste Management and Remediation Services: 0.48%
Mastercard, Inc.	04/01/2019	2.00%	185,000	187,948
Safina Ltd. (b)	01/15/2022	1.55%	14,776	14,728
Synchrony Financial	08/15/2017	1.88%	60,000	60,120
Visa, Inc.	12/14/2020	2.20%	460,000	471,763
				734,559
Finance and Insurance: 14.39%
Aetna, Inc.	11/15/2017	1.50%	315,000	315,031
Aflac, Inc.	03/16/2020	2.40%	505,000	518,921
American Express Co.	05/22/2018	1.55%	620,000	621,154
American International Group, Inc.	08/15/2020	3.38%	500,000	527,607
Bank of America Corp.	05/01/2018	5.65%	1,230,000	1,304,743
Bank of Montreal (b)	07/18/2019	1.50%	435,000	434,080
BB&T Corp.	01/12/2018	1.45%	80,000	80,201
BB&T Corp.	01/15/2020	2.45%	350,000	358,167
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	175,000	177,512
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	250,000	276,609
BNP Paribas (b)	08/20/2018	2.70%	500,000	509,364
Capital One Financial Corp.	04/24/2019	2.45%	500,000	510,894
Caterpillar Financial Services Corp.	09/06/2018	2.45%	125,000	127,645
Charles Schwab Corp./The	03/10/2018	1.50%	500,000	501,821

Citigroup, Inc.	07/30/2018	2.15%	895,000	902,934
Citizens Bank NA	03/14/2019	2.50%	565,000	575,271
Cooperatieve Rabobank UA (b)	01/14/2019	2.25%	400,000	406,412
Deutsche Bank AG (b)	02/13/2019	2.50%	70,000	67,926
Dragon 2012 LLC	03/12/2024	1.97%	16,642	16,778
Fifth Third Bancorp	06/01/2018	4.50%	260,000	269,669
Ford Motor Credit Company LLC	11/04/2019	2.60%	455,000	462,136
General Motors Financial Co., Inc.	05/09/2019	2.40%	500,000	502,819
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	465,000	495,277
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	535,000	548,719
Heineken NV (Acquired 07/28/2015 through 01/05/2016, Cost, $314,430) (a)(b)	10/01/2017	1.40%	315,000	315,455
HSBC Holdings PLC (b)	04/05/2021	5.10%	215,000	237,687
ING Bank NV (Acquired 03/15/2016, Cost, $399,884) (a)(b)	03/22/2019	2.30%	400,000	405,902
JPMorgan Chase & Co.	03/22/2019	1.85%	335,000	336,887
JPMorgan Chase & Co.	01/23/2020	2.25%	885,000	896,627
KeyBank National Association	11/01/2017	5.70%	27,000	28,188
Keycorp	12/13/2018	2.30%	590,000	599,270
Lincoln National Corp.	02/15/2020	6.25%	180,000	202,577
Metropolitan Life Global Funding I (Acquired 06/16/2016, Cost, $504,597) (a)	04/14/2020	2.00%	500,000	505,261
Morgan Stanley	07/24/2020	5.50%	535,000	599,539
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	17,274	17,236
National Rural Utilities Cooperative Finance Corp	02/01/2019	2.15%	500,000	509,631
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	90,000	92,050
Phoenix 2012 LLC	07/03/2024	1.61%	17,437	17,337
PNC Bank NA	10/18/2019	2.40%	500,000	511,879
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $149,934) (a)	09/21/2018	1.90%	150,000	151,870
Principal Life Global Funding II (Acquired 11/17/2015 through 02/25/2016, Cost, $338,106) (a)	10/15/2018	2.25%	335,000	340,463
Prudential Financial, Inc.	06/15/2019	7.38%	215,000	247,456
Royal Bank of Canada (b)	07/27/2018	2.20%	215,000	218,025
Santander UK PLC (b)	08/23/2018	3.05%	500,000	512,186
Societe Generale SA (Acquired 04/04/2016, Cost, $499,625) (a)(b)	04/08/2021	2.50%	500,000	513,181
State Street Corp.	08/18/2020	2.55%	305,000	316,319
SunTrust Banks, Inc.	11/01/2018	2.35%	420,000	427,242
Tagua Leasing LLC	11/16/2024	1.58%	17,727	17,573
Teva Pharmaceutical Finance Netherlands III BV (b)	07/19/2019	1.70%	500,000	498,869
Trinity Acquisition PLC (b)	09/15/2021	3.50%	335,000	349,161
UBS AG (b)	12/20/2017	5.88%	365,000	384,221
UnitedHealth Group, Inc.	10/15/2020	3.88%	400,000	433,534
Voya Financial, Inc.	02/15/2018	2.90%	237,000	241,449
WellPoint, Inc.	01/15/2018	1.88%	200,000	200,962
Wells Fargo & Co.	01/16/2018	1.50%	490,000	490,624
Wells Fargo & Co.	04/22/2019	2.13%	765,000	775,596
				21,905,947
Information: 4.00%
21st Century Fox America, Inc.	02/15/2021	4.50%	500,000	554,417
America Movil SAB de CV (b)	03/30/2020	5.00%	500,000	549,473
AT&T, Inc.	03/11/2019	2.30%	955,000	971,031
CA, Inc.	08/15/2018	2.88%	455,000	463,680

CBS Corp.	04/15/2020	5.75%	250,000	281,601
Charter Communications Operating LLC (Acquired 12/14/2015 through 04/14/2016, Cost, $406,161) (a)	07/23/2020	3.58%	400,000	418,079
Comcast Corp.	02/15/2018	5.88%	435,000	462,032
Discovery Communications LLC	08/15/2019	5.63%	415,000	454,806
Hewlett-Packard Co. (Acquired 09/30/2015 through 04/14/2016, Cost, $502,982) (a)	10/05/2018	2.85%	497,000	506,385
Oracle Corp.	04/15/2018	5.75%	230,000	246,053
Oracle Corp.	01/15/2019	2.38%	165,000	169,181
Verizon Communications, Inc.	09/14/2018	3.65%	560,000	584,497
Vodafone Group PLC (b)	02/19/2018	1.50%	435,000	434,707
				6,095,942
Manufacturing: 8.39%
ABB Finance USA, Inc.	05/08/2017	1.63%	250,000	250,534
AbbVie, Inc.	05/14/2020	2.50%	505,000	514,834
Altria Group, Inc.	01/14/2020	2.63%	500,000	517,249
Anheuser-Busch InBev Finance, Inc.	01/17/2018	1.25%	255,000	254,944
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	250,000	257,974
Apple, Inc.	05/06/2019	2.10%	500,000	510,932
Becton, Dickinson & Co.	12/15/2017	1.80%	270,000	271,229
Becton, Dickinson & Co.	12/15/2019	2.68%	225,000	232,360
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	500,000	522,955
Celgene Corp.	08/15/2018	2.13%	500,000	505,343
Chevron Corp.	12/05/2017	1.10%	175,000	174,873
Cisco Systems, Inc.	06/15/2018	1.65%	500,000	504,105
Eastman Chemical Co.	01/15/2020	2.70%	500,000	512,873
Ecolab, Inc.	12/08/2017	1.45%	200,000	200,381
General Electric Capital Corp.	05/01/2018	5.63%	370,000	395,865
General Electric Capital Corp.	08/07/2019	6.00%	410,000	463,274
Ingersoll-Rand Global Holding Co., Ltd.	01/15/2019	2.88%	500,000	513,898
Intel Corp.	12/15/2017	1.35%	160,000	160,500
Johnson Controls, Inc.	11/02/2017	1.40%	395,000	396,178
Kellogg Co.	05/21/2018	3.25%	500,000	515,593
Kraft Heinz Foods Co.	07/02/2018	2.00%	400,000	403,690
Merck & Co., Inc.	05/18/2018	1.30%	425,000	426,614
Mondelez International, Inc.	02/01/2019	2.25%	340,000	345,844
Newell Brands, Inc.	03/29/2019	2.60%	500,000	511,220
PepsiCo, Inc.	10/14/2020	2.15%	450,000	461,812
Philip Morris International, Inc.	02/25/2019	1.38%	425,000	425,898
Qualcomm, Inc.	05/18/2018	1.40%	430,000	430,686
Reynolds American, Inc.	06/12/2020	3.25%	500,000	526,033
Siemens Financieringsmaatschappij NV (Acquired 09/14/2016, Cost, $498,270) (a)(b)	09/13/2019	1.30%	500,000	497,307
Suncor Energy, Inc. (b)	06/01/2018	6.10%	50,000	53,706
Toyota Motor Credit Corp.	10/24/2018	2.00%	500,000	507,317
Tyson Foods, Inc.	08/15/2019	2.65%	500,000	512,698
				12,778,719
Mining, Quarrying, and Oil and Gas Extraction: 0.54%
Occidental Petroleum Corp.	02/15/2018	1.50%	165,000	165,511
Shell International Finance BV (b)	08/10/2018	1.90%	355,000	359,940
Total Capital International SA (b)	01/10/2019	2.13%	290,000	295,161
				820,612

Professional, Scientific, and Technical Services: 0.60%
Biogen, Inc.	09/15/2020	2.90%	500,000	519,276
International Business Machines Corp.	05/17/2019	1.80%	390,000	395,616
				914,892
Real Estate and Rental and Leasing: 0.39%
Air Lease Corp.	06/01/2021	3.38%	350,000	363,069
ERAC USA Finance LLC (Acquired 12/14/2015, Cost, $100,862) (a)	11/01/2018	2.80%	100,000	102,270
Health Care REIT, Inc.	04/01/2019	4.13%	35,000	36,806
Helios Leasing I LLC	05/29/2024	2.02%	16,822	16,983
Helios Leasing I LLC	07/24/2024	1.73%	17,290	17,264
Helios Leasing I LLC	09/28/2024	1.56%	17,209	17,044
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	45,000	45,271
				598,707
Retail Trade: 2.25%
Amazon.com, Inc.	12/05/2019	2.60%	500,000	518,788
BP Capital Markets (b)	09/26/2018	2.24%	490,000	497,614
CVS Health Corp.	12/05/2018	2.25%	450,000	458,101
eBay, Inc.	03/09/2018	2.50%	500,000	507,071
Home Depot, Inc./The	06/15/2019	2.00%	500,000	510,406
Hyundai Capital America (Acquired 10/27/2015 through 06/27/2016, Cost, $503,806) (a)	10/30/2018	2.40%	500,000	506,945
Walgreens Boots Alliance, Inc.	11/17/2017	1.75%	133,000	133,728
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	290,000	298,840
				3,431,493
Transportation and Warehousing: 0.11%
Burlington Northern Santa Fe LLC	03/15/2018	5.75%	105,000	111,899
Spectra Energy Partners, LP	09/25/2018	2.95%	50,000	50,905
				162,804
Utilities: 1.60%
Dominion Resources, Inc.	08/15/2019	1.60%	360,000	359,328
Exelon Generation Co. LLC	10/01/2019	5.20%	500,000	549,285
Northern States Power Co.	08/15/2020	2.20%	500,000	511,023
Sempra Energy	03/15/2020	2.40%	500,000	509,430
Southern Power Co.	06/01/2018	1.50%	500,000	500,543
				2,429,609
Wholesale Trade: 1.19%
Cardinal Health, Inc.	11/15/2019	2.40%	500,000	511,156
LyondellBasell Industries NV (b)	04/15/2019	5.00%	500,000	536,641
McKesson Corp.	03/15/2019	2.28%	410,000	417,238
Procter & Gamble Co./The	02/02/2021	1.85%	105,000	106,916
Sysco Corp.	10/01/2020	2.60%	225,000	231,633
				1,803,584
TOTAL CORPORATE BONDS (Cost $51,317,073)				51,676,868

FOREIGN GOVERNMENT BONDS: 0.19%
European Investment Bank (b)	03/15/2018	1.00%	180,000	180,082
European Investment Bank (b)	08/15/2018	1.13%	100,000	100,212
Petroleos Mexicanos (b)	12/20/2022	2.00%	16,250	16,398
TOTAL FOREIGN GOVERNMENT BONDS (Cost $294,672)				296,692

MORTGAGE BACKED SECURITIES: 12.61%
Agate Bay Mortgage Trust, 2016-3 A5 (Acquired 08/08/2016, Cost, $593,147) (a)	08/25/2046	3.50%	578,446	597,639
Bear Stearns Commercial Mortgage Securities Trust, 2006-PWR14 A4	12/11/2038	5.20%	96,483	96,425
BXHTL Mortgage Trust, 2015-JWRZ A (Acquired 03/10/2016, Cost, $734,063) (a)(c)	05/15/2029	1.76%	750,000	751,410
Citigroup Commercial Mortgage Trust, 2016-GC37 A1	04/12/2049	1.64%	664,186	666,299
Commercial Mortgage Trust
Series 2014-BBG A (Acquired 03/09/2016, Cost, $658,547) (a)(c)	03/15/2029	1.33%	675,000	668,477
Series 2007-GG9 A4	03/10/2039	5.44%	596,281	597,159
Series 2012-CR4 A2 (c)	10/17/2045	1.80%	200,000	200,763
Series 2007-GG11 A4	12/10/2049	5.74%	788,023	808,845
CSMC Trust, 2015-2 A2 (Acquired 04/30/2015, Cost, $88,246) (a)	02/25/2045	3.00%	87,089	87,760
Fannie Mae Aces
Series 2013-M1 ASQ2	11/25/2016	1.07%	142	142
Series 2014-M13 ASQ2	11/25/2017	1.64%	352,871	353,826
Series 2012-M9 ASQ2	12/25/2017	1.51%	288,783	289,604
Series 2015-M1 ASQ2	02/25/2018	1.63%	331,587	332,777
Series 2013-M7 ASQ2	03/25/2018	1.23%	47,591	47,527
Series 2014-M8 FA (c)	05/25/2018	0.76%	193,771	193,342
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	270,000	275,455
Series 2010-M3 A3 (c)	03/25/2020	4.33%	320,020	344,920
Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M1 (c)	01/25/2024	2.13%	124,923	125,885
Series 2014-C02 1M1 (c)	05/28/2024	1.48%	202,671	202,903
Series 2014-C03 1M1 (c)	07/25/2024	1.73%	152,446	152,804
Series 2015-C03 2M1 (c)	07/25/2025	2.03%	294,102	295,191
Series 2016-C03 2M1 (c)	10/25/2028	2.72%	484,803	491,554
Fannie Mae Pool	07/01/2017	1.50%	35,000	35,034
FHLMC Multifamily Structured Pass Through Certificates
Series K-701 A2 (c)	11/25/2017	3.88%	50,000	51,066
Series K-703 A2	05/25/2018	2.70%	496,264	506,661
Series K-705 A2 (c)	09/25/2018	2.30%	285,000	290,231
Series K-708 A2	01/25/2019	2.13%	29,949	30,456
Series K-709 A2	03/25/2019	2.09%	25,000	25,428
Series K-710 A2	05/25/2019	1.88%	50,000	50,700
Series K-P02 A2 (c)	04/25/2021	2.36%	920,000	936,284
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/27/2023	1.98%	107,025	107,435
Series 2015-HQA1 M1 (c)	03/27/2028	1.78%	250,331	250,672
Series 2016-DNA2 M1 (c)	10/25/2028	1.69%	479,018	480,274
FREMF Mortgage Trust
Series 2011-K704 B (Acquired 03/01/2016, Cost, $414,031) (a)(c)	10/25/2030	4.69%	400,000	418,508
Series 2011-K702 B (Acquired 06/16/2016, Cost, $546,575) (a)(c)	04/25/2044	4.93%	525,000	545,302
Series 2012-K708 B (Acquired 04/21/2015, Cost, $156,528) (a)(c)	02/25/2045	3.88%	150,000	154,600
Series 2013-K502 B (Acquired 05/06/2015, Cost, $126,543) (a)(c)	03/25/2045	2.72%	125,000	125,237
Series 2013-KF02 B (Acquired 04/06/2015, Cost, $52,071) (a)(c)	12/25/2045	3.52%	50,796	50,745
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015 through 08/04/2016, Cost, $368,351) (a)(c)	12/15/2034	1.82%	366,609	367,521

GP Portfolio Trust, 2014-GPP A (Acquired 04/29/2016, Cost, $850,190) (a)(c)	02/16/2027	1.47%	855,268	853,900
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $69,320) (a)(c)	07/15/2031	1.52%	69,320	69,273
Series 2011-GC5 A2	08/10/2044	3.00%	4,924	4,921
Series 2007-GG10 A4 (c)	08/10/2045	5.99%	173,997	176,622
JP Morgan Mortgage Trust, 2016-1 A5 (Acquired 06/09/2016, Cost, $378,442) (a)	05/25/2046	3.50%	368,219	376,952
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 A2	07/17/2045	2.42%	200,000	203,015
Series 2014-C25 A1	11/18/2047	1.52%	464,277	465,220
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2 A2 (Acquired 01/26/2016, Cost, $244,310) (a)	11/18/2043	3.62%	237,494	241,960
Series 2012-C8 ASB	10/17/2045	2.38%	50,000	51,173
Series 2011-C3 A3 (Acquired 08/26/2015 through 03/03/2016, Cost, $785,862) (a)	02/16/2046	4.39%	750,000	776,827
Series 2007-CB20 A4 (c)	02/12/2051	5.79%	653,261	670,256
LB Commercial Mortgage Trust, 2007-C3 A4B	07/15/2044	5.52%	29,932	30,621
MASTR Asset Securitization Trust
Series 2003-2 1A1	03/25/2018	5.00%	64,298	64,258
Series 2004-1 4A1	02/25/2019	4.50%	87,354	87,772
Morgan Stanley Re-REMIC Trust, 2010-R1 3A (Acquired 05/05/2016, Cost, $302,077) (a)(c)	07/26/2035	3.19%	301,065	299,051
New Residential Mortgage Loan Trust
Series 2015-1A A3 (Acquired 03/09/2016 through 04/19/2016, Cost, $440,005) (a)	05/28/2052	3.75%	429,605	446,592
Series 2014-2A A3 (Acquired 02/18/2016, Cost, $298,831) (a)(c)	05/25/2054	3.75%	291,143	302,356
Series 2016-1A A1 (Acquired 03/29/2016, Cost, $432,745) (a)	03/25/2056	3.75%	420,510	435,803
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, 2005-1 M3 (c)	02/25/2035	1.38%	200,000	198,561
SBA Tower Trust, 2012-1 A (Acquired 09/03/2014, Cost, $40,836) (a)	12/15/2042	2.93%	40,000	40,222
Sequoia Mortgage Trust, 2015-3 A4 (Acquired 06/19/2015, Cost, $130,095) (a)(c)	07/25/2045	3.50%	128,559	130,143
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	8,889	8,888
Vornado DP LLC Trust, 2010-VN0 A1 (Acquired 03/01/2016, Cost, $457,871) (a)	09/14/2028	2.97%	448,301	459,083
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 A1	02/18/2048	1.45%	80,999	81,031
Series 2015-LC22 A1	09/17/2058	1.64%	203,796	204,381
Series 2016-C33 A1	03/17/2059	1.78%	356,809	358,991
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	152,594	153,163
TOTAL MORTGAGE BACKED SECURITIES (Cost $19,147,580)				19,197,896

MUNICIPAL BONDS: 0.31%
City of Lubbock, TX	02/15/2018	4.44%	25,000	26,252
County of Berks, PA	11/15/2016	1.01%	25,000	25,003
County of Forsyth, NC	04/01/2020	3.55%	30,000	32,280
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	16,720
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	60,000	60,466
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	27,169
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	60,000	60,389
State of Hawaii	02/01/2017	3.73%	25,000	25,260
State of Mississippi	11/01/2017	1.35%	30,000	30,114
State of Ohio	04/01/2018	3.66%	45,000	46,874
State of Tennessee	05/01/2017	3.82%	25,000	25,457
State of Texas	10/01/2017	2.50%	25,000	25,444

State of Washington	02/01/2017	3.04%	40,000	40,315
University of Texas System	08/15/2018	3.81%	25,000	26,283
TOTAL MUNICIPAL BONDS (Cost $463,215)				468,026

U.S. GOVERNMENT AGENCY ISSUES: 14.57%
Federal Farm Credit Banks Funding Corp.	03/03/2017	0.65%	500,000	500,350
Federal Farm Credit Banks Funding Corp.	04/06/2018	0.70%	2,000,000	1,995,972
Federal Farm Credit Banks Funding Corp.	09/14/2018	0.88%	1,150,000	1,149,405
Federal Home Loan Banks	06/14/2019	1.63%	1,750,000	1,777,692
Federal Home Loan Banks	08/05/2019	0.88%	1,500,000	1,494,456
Federal Home Loan Banks	02/18/2021	1.38%	985,000	990,979
Federal Home Loan Banks	07/14/2021	1.13%	1,200,000	1,191,185
Federal Home Loan Mortgage Corp.	10/12/2018	0.88%	3,925,000	3,923,194
Federal Home Loan Mortgage Corp.	07/19/2019	0.88%	2,515,000	2,506,220
Federal Home Loan Mortgage Corp.	08/12/2021	1.13%	1,260,000	1,248,640
Federal National Mortgage Association	02/26/2019	1.00%	2,000,000	2,002,838
Federal National Mortgage Association	08/02/2019	0.88%	1,170,000	1,165,451
Federal National Mortgage Association	08/28/2019	1.00%	2,140,000	2,139,016
Ginnie Mae II Pool	07/20/2060	5.31%	21,104	22,359
Ginnie Mae II Pool	07/20/2062	4.56%	22,856	24,264
Ginnie Mae II Pool	08/20/2062	4.10%	48,133	50,849
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $22,182,513)				22,182,870

U.S. GOVERNMENT NOTES: 2.56%
United States Treasury Note	04/30/2021	1.38%	370,000	373,874
United States Treasury Note	05/31/2021	1.38%	1,115,000	1,127,064
United States Treasury Note	07/31/2021	1.13%	1,130,000	1,128,367
United States Treasury Note	08/15/2021	2.13%	1,215,000	1,268,821
TOTAL U.S. GOVERNMENT NOTES (Cost $3,887,339)				3,898,126

SHORT TERM INVESTMENT: 2.73%
MONEY MARKET FUND: 2.73%			Shares
STIT-Government & Agency Portfolio, 0.31% (d)(e)			4,160,956	4,160,956
TOTAL MONEY MARKET FUND (Cost $4,160,956)				4,160,956
TOTAL SHORT TERM INVESTMENT (Cost $4,160,956)

TOTAL INVESTMENTS (Cost $123,286,573): 81.31%				123,807,149
Other Assets in Excess of Liabilities: 18.69% (f)				28,452,965
TOTAL NET ASSETS: 100.00%				$152,260,114

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2016, the value of these securities total $22,451,990 which represents 14.75% of total net assets.

(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of September 30, 2016.

(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
(e)	All or a portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts.
(f)	Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows(1):

	Cost of investments	$123,286,573

	Gross unrealized appreciation	$688,165
	Gross unrealized depreciation	(167,589)
	Net unrealized appreciation	$520,576

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2016 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

12/20/2017	LoCorr Commodities Index^	$ 143,100,000	$ (9,049,461)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

Unrealized depreciation is a payable on the Fund’s consolidated statement of assets and liabilities.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 4.81%
Ares Capital Corp.	51,023	$ 790,857
FS Investment Corp.	40,277	381,423
Hercules Capital, Inc.	31,674	429,499
Prospect Capital Corp.	30,626	248,071
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,803,258)		1,849,850

CLOSED-END FUNDS: 9.50%
AllianzGI Convertible & Income Fund II	74,906	444,193
First Trust Intermediate Duration Preferred & Income Fund	9,159	213,771
Invesco Dynamic Credit Opportunities Fund	74,026	870,546
Invesco Senior Income Trust	95,926	415,360
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	53,112	426,489
Nuveen Credit Strategies Income Fund	51,307	435,083
Nuveen Preferred & Income Term Fund	8,883	218,699
Nuveen Preferred Income Opportunities Fund	20,772	208,135
Western Asset Global High Income Fund, Inc.	41,546	423,354
TOTAL CLOSED-END FUNDS (Cost $3,481,115)		3,655,630

COMMON STOCKS: 30.24%
Construction: 7.23%
Century Communities, Inc. (a)	35,579	765,304
MasTec, Inc. (a)	67,878	2,018,692
		2,783,996
Finance and Insurance: 4.76%
Credit Acceptance Corp. (a)	5,058	1,017,012
LendingClub Corp. (a)	131,730	814,091
		1,831,103
Information: 3.39%
Frontier Communications Corp.	159,379	663,017
Nexstar Broadcasting Group, Inc.	9,283	535,722
Sinclair Broadcast Group, Inc.	3,716	107,318
		1,306,057

Manufacturing: 5.11%
Gogo, Inc. (a)	82,840	914,553
Tenneco, Inc. (a)	18,040	1,051,191
		1,965,744
Real Estate and Rental and Leasing: 1.99%
United Rentals, Inc. (a)	9,746	764,964

Retail Trade: 3.65%
Signet Jewelers Ltd (b)	9,769	728,083
Tailored Brands, Inc.	43,038	675,697
		1,403,780
Transportation and Warehousing: 4.11%
DHT Holdings, Inc. (b)	33,445	140,134
Euronav NV (b)	18,212	138,958
GasLog Partners LP (b)	10,104	220,166
Golar LNG Partners LP (b)	11,726	230,181
Scorpio Tankers, Inc. (b)	87,636	405,755
Ship Finance International Ltd. (b)	30,231	445,303
		1,580,497
TOTAL COMMON STOCKS (Cost $10,293,324)		11,636,141

CONVERTIBLE PREFERRED STOCK: 2.50%
Utilities: 2.50%
Kinder Morgan, Inc.	19,247	963,697
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $795,465)		963,697
	Units
MASTER LIMITED PARTNERSHIPS: 13.48%
Arts, Entertainment, and Recreation: 2.15%
Cedar Fair LP	14,434	826,924

Manufacturing: 2.08%
CVR Partners LP	74,262	393,588
Terra Nitrogen Co. LP	3,614	405,961
		799,549
Mining, Quarrying, and Oil and Gas Extraction: 2.87%
Enterprise Products Partners LP	31,188	861,724
SunCoke Energy Partners LP	16,033	242,740
		1,104,464

Other Services (except Public Administration): 1.71%
StoneMor Partners LP	26,323	659,128

Retail Trade: 2.05%
Global Partners LP	48,808	787,761

Transportation and Warehousing: 2.06%
Energy Transfer Partners LP	21,452	793,724

Wholesale Trade: 0.56%
Martin Midstream Partners LP	10,631	213,045
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,906,899)		5,184,595

PUBLICLY TRADED PARTNERSHIPS: 4.06%
Apollo Global Management LLC	22,600	405,896
Blackstone Group LP/The	30,424	776,725
Carlyle Group LP/The	24,449	380,671
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $1,590,380)		1,563,292

	Shares
REAL ESTATE INVESTMENT TRUSTS: 11.83%
Annaly Capital Management, Inc.	37,688	395,724
Apollo Commercial Real Estate Finance, Inc.	56,297	921,582
Care Capital Properties, Inc.	13,594	387,429
Communications Sales & Leasing, Inc.	17,029	534,881
Hospitality Properties Trust	31,365	932,168
Starwood Property Trust, Inc.	42,108	948,272
Washington Prime Group, Inc.	34,856	431,517
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,359,946)		4,551,573

SHORT TERM INVESTMENTS: 6.52%
MONEY MARKET FUNDS: 6.52%
Fidelity Institutional - Government Portfolio, 0.31% (c)	23,859	23,859
STIT-Government & Agency Portfolio, 0.31% (c)(d)	2,483,458	2,483,458
TOTAL MONEY MARKET FUNDS (Cost $2,507,317)		2,507,317
TOTAL SHORT TERM INVESTMENTS (Cost $2,507,317)		2,507,317

TOTAL INVESTMENTS (Cost $29,737,704): 82.94%			31,912,095
Other Assets in Excess of Liabilities: 17.06% (e)			6,562,836
TOTAL NET ASSETS: 100.00%			$38,474,931

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
(d)	All or a portion of this security is held by LCMSF Fund Limited and pledged as collateral for swap contracts.
(e)	Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows(1):

	Cost of investments	$29,737,704

	Gross unrealized appreciation	$3,180,793
	Gross unrealized depreciation	(1,006,402)
	Net unrealized appreciation	$2,174,391

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Securities Sold Short
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS: (2.17)%
Manufacturing: (1.30)%
Owens Corning	(9,327)	$(497,969)
Other Services (except Public Administration): (0.87)%
Regis Corp. (a)	(26,725)	(335,399)
TOTAL COMMON STOCKS (Proceeds $881,675)		(833,367)
TOTAL SECURITIES SOLD SHORT (Proceeds $881,675)		$(833,367)

(a) Non-dividend expense producing security.

Percentages are stated as a percent of net assets.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2016 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMSF Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

4/14/2020	LoCorr Multi-Strategy Index^	$ 36,982,500	$ (1,104,833)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund’s consolidated statement of assets and liabilities.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2016 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 19.94%
AEP Texas Central Transition Funding II LLC, 2006-2	01/01/2020	5.17%	$3,016,295	$3,100,996
AEP Texas Central Transition Funding III LLC, 2012-1 A1	12/01/2018	0.88%	3,638,139	3,635,847
Ally Auto Receivables Trust
Series 2013-2 A3	01/16/2018	0.79%	74,280	74,235
Series 2013-1 A4	02/15/2018	0.84%	1,237,921	1,237,915
Series 2014-2 A3	04/15/2019	1.25%	6,592,625	6,602,390
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	0.79%	1,590,000	1,591,735
Series 2014-3 A	04/15/2020	1.49%	5,000,000	5,020,903
Series 2014-4 A	06/15/2020	1.43%	15,000,000	15,066,045
AmeriCredit Automobile Receivables Trust, 2016-3 A2A	11/08/2019	1.37%	7,000,000	7,006,562
BA Credit Card Trust
Series 2014-A2 A (c)	09/16/2019	0.79%	6,000,000	6,004,799
Series 2014-A3 A (c)	01/15/2020	0.81%	7,990,000	7,998,847
Barclays Dryrock Issuance Trust, 2014-2 A (c)	03/16/2020	0.86%	12,000,000	12,012,920
Cabela’s Credit Card Master Note Trust
Series 2011-4A A1 (Acquired 07/09/2015 through 02/05/2016, Cost, $10,273,804) (a)	10/15/2019	1.90%	10,270,000	10,273,886
Series 2012-1A A2 (Acquired 02/27/2015 through 02/25/2016, Cost, $7,131,447) (a)(c)	02/18/2020	1.05%	7,130,000	7,137,272
Series 2012-1A A1 (Acquired 08/31/2015, Cost, $5,008,879) (a)	02/18/2020	1.63%	5,000,000	5,006,588
Series 2014-1A (c)	03/16/2020	0.87%	3,220,000	3,220,000
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	2,396,767	2,398,659
Series 2015-1 A3	04/15/2019	1.33%	750,715	751,647
Capital Auto Receivables Asset Trust
Series 2015-1 A2	06/20/2018	1.42%	2,792,000	2,795,118
Series 2016-1 A2A	11/20/2018	1.50%	7,984,005	8,000,805
Capital One Multi-Asset Execution Trust
Series 2007-A2 (c)	12/16/2019	0.60%	2,300,000	2,300,264
Series 2015-A6 (c)	06/15/2020	0.89%	3,500,000	3,507,611
Series 2007-A7	07/15/2020	5.75%	4,895,000	5,109,455
CarMax Auto Owner Trust
Series 2013-1 A4	08/15/2018	0.89%	3,628,007	3,626,659
Series 2014-1 A3	10/15/2018	0.79%	1,574,944	1,574,036
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	3,217,067	3,279,918
CenterPoint Energy Transition Bond Co. II LLC, 2005-A A4	08/01/2019	5.17%	704,083	715,811
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	4,895,986	4,894,995
Chase Issuance Trust
Series 2013-A8	10/15/2018	1.01%	3,500,000	3,500,318
Series 2007-A3	04/15/2019	5.23%	3,315,000	3,366,354

Series 2014-A7	11/15/2019	1.38%	9,195,000	9,229,504
Series 2015-A5	04/15/2020	1.36%	8,000,000	8,031,458
Citibank Credit Card Issuance Trust
Series 2007-A8	09/20/2019	5.65%	13,600,000	14,198,739
Series 2008-A1	02/07/2020	5.35%	4,270,000	4,513,007
Discover Card Execution Note Trust
Series 2013-A5	04/15/2019	1.04%	4,660,000	4,659,998
Series 2007-A1	03/16/2020	5.65%	7,400,000	7,717,871
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	3,264,290	3,327,843
Entergy Texas Restoration Funding LLC, 2009-A A2	08/01/2019	3.65%	556,052	567,974
Ford Credit Auto Owner Trust, 2016-A A2A	12/15/2018	1.12%	4,401,244	4,405,574
Honda Auto Receivables Owner Trust
Series 2015-3 A2	11/20/2017	0.92%	2,526,800	2,526,454
Series 2015-2 A3	02/21/2019	1.04%	3,460,000	3,461,327
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	9,130,000	9,143,088
Hyundai Auto Lease Securitization Trust, 2016-A A2A (Acquired 01/26/2016, Cost, $3,999,881) (a)	07/16/2018	1.33%	4,000,000	4,004,545
Hyundai Auto Receivables Trust, 2014-B A3	12/17/2018	0.90%	2,774,484	2,770,382
John Deere Owner Trust, 2015-A A3	06/17/2019	1.32%	1,500,000	1,503,767
Nissan Auto Receivables Owner Trust, 2016-A A3	10/15/2020	1.34%	7,000,000	7,024,557
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	3,609,286	3,607,454
Santander Drive Auto Receivables Trust
Series 2014-5 A3	01/15/2019	1.15%	1,765,138	1,765,499
Series 2016-2 A2A	07/15/2019	1.38%	4,663,000	4,670,183
SMART ABS Trust, 2015-1US A2A	08/14/2017	0.99%	246,071	246,046
Susquehanna Auto Receivables Trust, 2014-1A A3 (Acquired 12/22/2015, Cost, $1,244,354) (a)	02/15/2018	1.00%	1,246,838	1,247,068
Synchrony Credit Card Master Note Trust, 2014-1 A	11/15/2020	1.61%	9,300,000	9,345,197
Synchrony Credit Card Master Note Trust
Series 2010-2 A	03/15/2020	4.47%	5,435,000	5,522,096
Series 2012-6 A	08/15/2020	1.36%	6,771,000	6,784,415
TCF Auto Receivables Owner Trust
Series 2015-1A A2 (Acquired 06/03/2015 through 01/08/2016, Cost, $619,957) (a)	08/15/2018	1.02%	620,886	620,878
Series 2015-1A A3 (Acquired 09/14/2016, Cost, $6,998,850) (a)	04/15/2021	1.71%	7,000,000	6,999,521
USAA Auto Owner Trust, 2014-1 A3	12/15/2017	0.58%	1,380	1,380
Verizon Owner Trust, 2016-A 1A (Acquired 07/12/2016, Cost, $4,159,299) (a)	01/20/2021	1.42%	4,160,000	4,169,571
Volkswagen Auto Loan Enhanced Trust, 2014-1 A3	10/22/2018	0.91%	2,566,070	2,563,394
World Omni Auto Receivables Trust, 2013-A3	04/16/2018	0.64%	46,526	46,521
TOTAL ASSET BACKED SECURITIES (Cost $275,238,009)				275,487,901

CORPORATE BONDS: 0.57%
Finance and Insurance: 0.22%
Bank of Montreal (Acquired 12/04/2014 through 06/18/2015, Cost, $3,010,254) (a)(b)	01/30/2017	1.95%	3,000,000	3,009,210

Information: 0.23%
Microsoft Corp.	11/15/2017	0.88%	110,000	110,006
Microsoft Corp.	12/06/2018	1.63%	3,000,000	3,036,702
				3,146,708
Manufacturing: 0.12%
Johnson & Johnson	07/15/2018	5.15%	1,595,000	1,708,857

TOTAL CORPORATE BONDS (Cost $7,842,248)				7,864,775

FOREIGN GOVERNMENT BONDS: 1.05%
European Investment Bank (b)	03/15/2018	1.00%	6,000,000	6,002,748
European Investment Bank (b)	05/15/2018	1.25%	1,000,000	1,004,296
European Investment Bank (b)	08/15/2018	1.13%	2,500,000	2,505,295
International Bank for Reconstruction & Development (b)	11/15/2017	1.00%	5,000,000	5,010,415
TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,478,463)				14,522,754

MORTGAGE BACKED SECURITIES: 8.11%
Fannie Mae Aces
Series 2012-M13 ASQ2	08/25/2017	1.25%	1,451,185	1,451,012
Series 2014-M13 ASQ2	11/25/2017	1.64%	6,207,008	6,223,805
Series 2014-M6 FA (c)	12/25/2017	0.80%	1,117,836	1,118,204
Series 2015-M1 ASQ2	02/25/2018	1.63%	5,301,763	5,320,790
Series 2015-M7 ASQ2	04/25/2018	1.55%	3,725,000	3,738,679
Series 2014-M8 FA (c)	05/25/2018	0.76%	2,267,124	2,262,100
Series 2013-M13 FA (c)	05/25/2018	0.88%	2,690,789	2,690,057
Series 2013-M14 FA (c)	08/25/2018	0.88%	1,526,128	1,527,034
Series 2009-M2 A3	01/25/2019	4.00%	2,350,383	2,481,330
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	4,880,000	4,978,587
Series 2010-M1 A2	09/25/2019	4.45%	3,481,246	3,758,892
Series 2010-M3 A3 (c)	03/25/2020	4.33%	3,280,662	3,535,927
Fannie Mae Pool	04/01/2017	1.92%	2,500,000	2,500,401
FHLMC Multifamily Structured Pass Through Certificates
Series K-501 A2 (c)	11/25/2016	1.66%	115,269	115,170
Series K-701 A2 (c)	11/25/2017	3.88%	5,000,000	5,106,578
Series K-703 A2	05/25/2018	2.70%	3,970,112	4,053,288
Series K-704 A2	08/25/2018	2.41%	3,962,438	4,036,154
Series K-705 A2 (c)	09/25/2018	2.30%	4,000,000	4,073,420
Series K-706 A2	10/25/2018	2.32%	6,875,000	7,005,862
Series K-708 A2	01/25/2019	2.13%	1,397,611	1,421,291
Series K-P03 A2	07/25/2019	1.78%	10,000,000	10,092,053
Series K006 A1	07/25/2019	3.40%	2,070,973	2,123,974
Series K-504 A1	10/25/2019	1.68%	5,750,190	5,786,117
Series K-504 A2	09/25/2020	2.57%	10,250,000	10,610,898
NCUA Guaranteed Notes Trust
Series 2011-R1 1A (c)	01/08/2020	0.97%	7,541,319	7,555,971
Series 2010-R1 1A (c)	10/07/2020	0.97%	8,506,222	8,522,781
TOTAL MORTGAGE BACKED SECURITIES (Cost $111,410,612)				112,090,375

U.S. GOVERNMENT AGENCY ISSUES: 41.75%
Federal Farm Credit Banks Funding Corp.	10/03/2016	0.57%	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp.	12/15/2016	0.72%	2,465,000	2,467,043
Federal Farm Credit Banks Funding Corp.	03/03/2017	0.65%	2,500,000	2,501,753
Federal Farm Credit Banks Funding Corp.	09/14/2018	0.88%	22,000,000	21,988,626
Federal Home Loan Banks	12/29/2016	0.70%	500,000	500,402
Federal Home Loan Banks	02/24/2017	0.70%	5,000,000	5,005,065

Federal Home Loan Banks	08/28/2017	0.75%	15,500,000	15,512,586
Federal Home Loan Banks	10/26/2017	0.63%	15,000,000	14,986,635
Federal Home Loan Banks	12/08/2017	1.13%	45,000,000	45,205,470
Federal Home Loan Banks	12/08/2017	2.13%	5,000,000	5,074,675
Federal Home Loan Banks	03/19/2018	0.88%	13,335,000	13,345,681
Federal Home Loan Banks	06/29/2018	0.88%	10,740,000	10,781,285
Federal Home Loan Banks	08/07/2018	0.63%	30,000,000	29,883,060
Federal Home Loan Banks	12/14/2018	1.75%	15,000,000	15,270,810
Federal Home Loan Banks	06/14/2019	1.63%	42,220,000	42,888,089
Federal Home Loan Banks	08/05/2019	0.88%	5,055,000	5,036,317
Federal Home Loan Mortgage Corp.	03/08/2017	1.00%	7,000,000	7,016,072
Federal Home Loan Mortgage Corp.	07/14/2017	0.75%	17,900,000	17,917,274
Federal Home Loan Mortgage Corp.	07/25/2017	1.00%	5,000,000	5,014,775
Federal Home Loan Mortgage Corp.	12/15/2017	1.00%	35,000,000	35,120,575
Federal Home Loan Mortgage Corp.	04/09/2018	0.75%	15,655,000	15,640,848
Federal Home Loan Mortgage Corp.	07/27/2018	0.85%	34,000,000	33,982,354
Federal Home Loan Mortgage Corp.	10/12/2018	0.88%	17,210,000	17,202,083
Federal Home Loan Mortgage Corp.	04/15/2019	1.13%	22,000,000	22,097,702
Federal Home Loan Mortgage Corp.	07/19/2019	0.88%	25,440,000	25,351,189
Federal Home Loan Mortgage Corp.	10/02/2019	1.25%	10,000,000	10,070,600
Federal National Mortgage Association	05/11/2017	5.00%	9,000,000	9,242,766
Federal National Mortgage Association	06/12/2017	5.38%	10,500,000	10,847,708
Federal National Mortgage Association	09/27/2017	1.00%	9,000,000	9,028,908
Federal National Mortgage Association	02/19/2019	1.88%	15,000,000	15,335,130
Federal National Mortgage Association	02/26/2019	1.00%	56,000,000	56,079,464
Federal National Mortgage Association	08/02/2019	0.88%	21,000,000	20,918,352
Federal National Mortgage Association	08/28/2019	1.00%	21,610,000	21,600,059
Federal National Mortgage Association	11/26/2019	1.75%	8,495,000	8,684,727
Tennessee Valley Authority	12/15/2016	4.88%	145,000	146,287
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $575,599,285)				576,744,370

U.S. GOVERNMENT NOTES: 9.09%
United States Treasury Note	06/30/2018	0.63%	22,000,000	21,951,864
United States Treasury Note	07/15/2018	0.88%	28,000,000	28,051,408
United States Treasury Note	02/15/2019	0.75%	30,000,000	29,942,580
United States Treasury Note	05/31/2019	1.50%	16,000,000	16,268,128
United States Treasury Note	03/31/2020	1.13%	21,000,000	21,100,905
United States Treasury Note	10/31/2020	1.38%	8,200,000	8,295,776
TOTAL U.S. GOVERNMENT NOTES (Cost $125,226,144)				125,610,661

SHORT TERM INVESTMENT: 6.25%
MONEY MARKET FUND: 6.25%			Shares
STIT-Government & Agency Portfolio, 0.31% (d)(e)			86,343,483	86,343,483
TOTAL MONEY MARKET FUND (Cost $86,343,483)				86,343,483
TOTAL SHORT TERM INVESTMENT (Cost $86,343,483)				86,343,483

TOTAL INVESTMENTS (Cost $1,196,138,244): 86.76%				1,198,664,319
Other Assets in Excess of Liabilities: 13.24% (f)				182,907,106

TOTAL NET ASSETS: 100.00%		$1,381,571,425

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2016, the value of these securities total $42,468,539 which represents 3.07% of total net assets.

(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of September 30, 2016.
(d) The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
(e) All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(f) Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows(1):

Cost of investments	$1,196,138,244

Gross unrealized appreciation	$2,798,063
Gross unrealized depreciation	(271,988)
Net unrealized appreciation	$2,526,075

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts (a)
September 30, 2016 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	September 30, 2016	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$157,090,230	12/23/2016	AUD	$159,345,641	USD	$157,090,230	$2,255,411	$–
53,123,236	12/23/2016	CAD	53,470,670	USD	53,123,236	347,434	–
47,589,343	12/23/2016	CHF	47,613,627	USD	47,589,343	24,284	–
220,068,293	12/23/2016	EUR	220,713,994	USD	220,068,293	645,701	–
24,382,148	12/23/2016	GBP	24,241,574	USD	24,382,148	–	(140,574)
293,393,897	12/22/2016	JPY	295,694,734	USD	293,393,897	2,300,837	–
415,224	12/23/2016	MXN	420,299	USD	415,224	5,075	–
127,692,353	12/23/2016	NZD	127,501,883	USD	127,692,353	–	(190,470)
Total Purchase Contracts			929,002,422		923,754,724	5,578,742	(331,044)

Sale Contracts:
$68,267,856	12/23/2016	USD	$(69,959,492)	AUD	$(68,267,856)	$–	$(1,691,636)
293,980,255	12/23/2016	USD	(295,165,239)	CAD	(293,980,255)	–	(1,184,984)
192,640,522	12/23/2016	USD	(192,751,982)	CHF	(192,640,522)	–	(111,460)
21,607,286	12/23/2016	USD	(21,567,349)	EUR	(21,607,286)	39,937	–
287,251,761	12/23/2016	USD	(283,034,794)	GBP	(287,251,761)	4,216,967	–
22,139,374	12/22/2016	USD	(21,972,473)	JPY	(22,139,374)	166,901	–
90,689,036	12/23/2016	USD	(89,823,052)	MXN	(90,689,036)	865,984	–
598,718	12/23/2016	USD	(596,576)	NZD	(598,718)	2,142	–
Total Sale Contracts			(974,870,957)		(977,174,808)	5,291,931	(2,988,080)
Total Forward Currency Contracts			$(45,868,535)		$(53,420,084)	$10,870,673	$(3,319,124)
Net Unrealized Appreciation						$7,551,549

Currency abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2016.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

		Number of
		Contracts
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	$1,502,096	10	Dec-16	$8,475	$-
3 Mo Euro Euribor	1,312,922,438	4,658	Dec-17	679,209	-
90 Day Sterling	1,154,607,741	7,145	Dec-17	3,523,117	-
Aluminum (a)	56,849,275	1,358	Dec-16	1,323,794	-
Australian 10 Yr Bond	244,965,863	2,336	Dec-16	644,335	-
Canadian 10 Yr Bond	169,210,808	1,511	Dec-16	781,881	-
Cocoa (a)	33,452,185	1,161	Dec-16	-	(2,250,167)
Coffee (a)	27,847,313	490	Dec-16	1,234,720	-
Copper (LME) (a)	66,921,250	550	Dec-16	316,000	-
Cotton No.2 (a)	14,296,800	420	Dec-16	582,047	-
DAX Index	28,932,728	98	Dec-16	301,927	-
Euro-Bobl	622,767,870	4,197	Dec-16	2,315,608	-
Euro-Schatz	616,736,831	4,896	Dec-16	598,834	-
FTSE 100 Index	100,704,421	1,133	Dec-16	2,330,936	-
Gold (a)	162,135,010	1,231	Dec-16	-	(2,912,558)
Hang Seng Index	189,205,475	1,259	Oct-16	-	(1,158,466)
Japanese 10 Yr Bond	330,504,413	220	Dec-16	2,260,898	-
Long Gilt	99,267,679	588	Dec-16	-	(275,583)
Nasdaq 100 E-Mini Index	173,088,685	1,777	Dec-16	1,958,807	-
Natural Gas (a)	60,967,880	2,098	Oct-16	-	(248,819)
Russell 2000 Mini Index	130,946,670	1,049	Dec-16	528,340	-
Silver (a)	59,179,120	616	Dec-16	-	(415,395)
Sugar (a)	29,907,360	1,161	May-17	3,604,048	-
U.S. 10 Yr Note	462,215,625	3,525	Dec-16	-	(310,133)
U.S. 5 Yr Note	175,104,016	1,441	Dec-16	-	(104,370)
U.S. Long Bond	225,833,844	1,343	Dec-16	-	(1,710,214)
Zinc (a)	56,983,038	958	Dec-16	1,876,906	-
Total Purchase Contracts				24,869,882	(9,385,705)

Sale Contracts:
90 Day Euro	$1,916,865,625	(7,750)	Dec-17	$-	$(528,327)
90 Day Sterling	24,401,087	(151)	Dec-17	-	(9,766)
Aluminum (a)	1,214,013	(29)	Dec-16	-	(76,785)
Brent Crude (a)	11,945,220	(238)	Oct-16	-	(627,338)
CAC 40 10 Euro Index	32,096,187	(643)	Oct-16	-	(213,437)
Copper (LME) (a)	128,245,450	(1,054)	Dec-16	-	(5,288,601)
Corn (a)	38,389,500	(2,280)	Dec-16	-	(258,141)
Dollar	81,363,405	(853)	Dec-16	-	(22,239)
Dow Jones Industrial Average Mini E-Cbot Index	15,303,960	(168)	Dec-16	13,725	-
Euro Stoxx 50 Index	82,805,109	(2,462)	Dec-16	-	(1,175,440)
Euro-Bund	59,937,092	(322)	Dec-16	-	(456,697)
Gasoline RBOB (a)	12,904,542	(210)	Oct-16	-	(1,365,183)
Hard Red Wheat (a)	18,593,625	(895)	Dec-16	3,815,616	-
Heating Oil (a)	11,758,765	(182)	Oct-16	-	(717,813)
Low Sulphur Gasoil (a)	3,134,250	(70)	Nov-16	-	(163,232)
Nikkei 225 Index (OSE)	29,524,185	(182)	Dec-16	-	(30,456)
S&P500 E-Mini Index	7,561,400	(70)	Dec-16	13,205	-
Soybean (a)	10,684,800	(224)	Nov-16	-	(34,493)
Soybean (a)	14,868,700	(308)	Mar-17	-	(185,192)
Soybean Meal (a)	20,942,040	(699)	Dec-16	512,953	-
Soybean Oil (a)	5,617,920	(280)	Dec-16	-	(364,966)
Tokyo Price Index	78,541,098	(602)	Dec-16	80,718	-
U.S. 2 Yr Note	479,757,375	(2,196)	Dec-16	-	(274,841)
Wheat (a)	24,180,300	(1,203)	Dec-16	6,473,439	-
Wti Crude (a)	45,200,880	(937)	Oct-16	-	(3,533,284)
Zinc (a)	1,249,106	(21)	Dec-16	-	(67,909)
Total Sale Contracts				10,909,656	(15,394,140)
Total Futures Contracts				$35,779,538	$(24,779,845)
Net Unrealized Appreciation				$10,999,693

(a) Contract held by LCMT Fund Limited.

LoCorr Long/Short Equity Fund
Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANY: 0.11%
PennantPark Floating Rate Capital Ltd.	3,986	$52,735
TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $39,211)		52,735

COMMON STOCKS: 66.17%
Accommodation and Food Services: 0.37%
Pinnacle Entertainment, Inc. (a)	14,366	177,276

Administrative and Support and Waste Management and Remediation Services: 0.32%
PayPal Holdings, Inc. (a)	2,745	112,463
Sotheby’s	1,007	38,286
		150,749
Arts, Entertainment, and Recreation: 0.47%
Live Nation Entertainment, Inc. (a)	8,250	226,710

Construction: 12.48%
Century Communities, Inc. (a)	76,446	1,644,353
MasTec, Inc. (a)	145,181	4,317,683
		5,962,036
Finance and Insurance: 10.32%
Bancorp Inc./The (a)	2,172	13,944
Credit Acceptance Corp. (a)	7,836	1,575,584
JPMorgan Chase & Co.	10,679	711,115
LendingClub Corp. (a)	277,343	1,713,980
Match Group, Inc. (a)	6,366	113,251
Wells Fargo & Co.	12,800	566,784
Zions Bancorporation	7,609	236,031
		4,930,689
Health Care and Social Assistance: 0.30%
Care.com, Inc. (a)	14,218	141,611

Information: 10.25%
CDK Global, Inc.	11,559	663,024
Cincinnati Bell, Inc. (a)	88,442	360,843
Five9, Inc. (a)	15,460	242,413
Globalstar, Inc. (a)	35,914	43,456
inContact, Inc. (a)	27,759	388,071
Lions Gate Entertainment Corp. (b)	5,289	105,727
Lumos Networks Corp. (a)	12,235	171,290
Madison Square Garden Co./The (a)	2,951	499,929

Nexstar Broadcasting Group, Inc.	19,781	1,141,562
Sinclair Broadcast Group, Inc.	6,118	176,688
Take-Two Interactive Software, Inc. (a)	9,506	428,531
Zayo Group Holdings, Inc. (a)	22,631	672,367
		4,893,901
Manufacturing: 18.02%
Applied Micro Circuits Corp. (a)	381	2,648
Axcelis Technologies, Inc. (a)	30,220	401,322
Chemours Co.	3,083	49,328
Commercial Vehicle Group, Inc. (a)	14,672	84,804
Durect Corp. (a)	10,200	14,178
Exar Corp. (a)	35,305	328,690
Gogo, Inc. (a)	201,130	2,220,475
Harmonic, Inc. (a)	66,663	395,312
Immersion Corp. (a)	28,709	234,265
Infinera Corp. (a)	6,109	55,164
Magna International, Inc. (b)	8,064	346,349
Marvell Technology Group Ltd. (b)	35,341	468,975
Mylan NV (a)(b)	3,451	131,552
NCI Building Systems, Inc. (a)	30,468	444,528
PGT, Inc. (a)	13,910	148,420
Radisys Corp. (a)	12,406	66,310
Tenneco, Inc. (a)	40,174	2,340,939
Tesla Motors, Inc. (a)	250	51,008
TimkenSteel Corp. (a)	20,969	219,126
Zynga, Inc. (a)	207,895	604,974
		8,608,367
Mining, Quarrying, and Oil and Gas Extraction: 0.79%
Gran Tierra Energy, Inc. (a)	118,071	355,394
Ultra Petroleum Corp. (a)(b)	4,400	22,039
		377,433
Other Services (except Public Administration): 0.73%
XO Group, Inc. (a)	18,119	350,240

Professional, Scientific, and Technical Services: 0.12%
Natera, Inc. (a)	5,295	58,827

Real Estate and Rental and Leasing: 3.71%
United Rentals, Inc. (a)	22,548	1,769,793

Retail Trade: 7.27%
GrubHub, Inc. (a)	4,073	175,098
Signet Jewelers Ltd. (b)	23,636	1,761,591
Stamps.com, Inc. (a)	1,170	110,577

Tailored Brands, Inc.			90,726	1,424,398
				3,471,664
Transportation and Warehousing: 0.75%
Carnival Corp. (b)			4,745	231,651
Swift Transportation Co. (a)			5,928	127,274
				358,925
Wholesale Trade: 0.27%
Nintendo Co. Ltd. (b)			491	128,821
TOTAL COMMON STOCKS (Cost $26,837,742)				31,607,042

SHORT TERM INVESTMENTS: 34.98%
U.S. TREASURY BILL: 7.32%	Maturity Date	Coupon	Principal Amount
United States Treasury Bill (c)	12/8/2016	0.17% (d)	$3,500,000	3,498,831
TOTAL U.S. TREASURY BILL (Cost $3,497,820)				3,498,831

MONEY MARKET FUND: 27.66%			Shares
STIT-Government & Agency Portfolio, 0.31% (e)			13,212,174	13,212,174
TOTAL MONEY MARKET FUND (Cost $13,212,174)				13,212,174
TOTAL SHORT TERM INVESTMENTS (Cost $16,709,994)				16,711,005

TOTAL INVESTMENTS (Cost $43,586,947): 101.26%				48,370,782
Liabilities in Excess of Other Assets: (1.26)% (f)				(603,764)
TOTAL NET ASSETS: 100.00%				$47,767,018

(a) Non-dividend income producing security.
(b) Foreign issued security.
(c) This security or a portion of this security is pledged to cover short positions.
(d) Effective yield as of September 30, 2016.
(e) The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
(f) Includes assets pledged as collateral for securities sold short.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows(1):

Cost of investments	$43,586,947

Gross unrealized appreciation	$5,138,058
Gross unrealized depreciation	(354,223)
Net unrealized appreciation	$4,783,835

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Long/Short Equity Fund
Schedule of Securities Sold Short
September 30, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS: (15.38)%
Agriculture, Forestry, Fishing and Hunting: (0.35)%
Fresh Del Monte Produce, Inc. (b)	(2,829)	$(169,457)

Finance and Insurance: (0.57)%
American Express Co.	(3,429)	(219,593)
Vince Holding Corp. (a)	(9,515)	(53,665)
		(273,258)
Information: (3.17)%
Blackbaud, Inc.	(3,294)	(218,524)
CenturyLink, Inc.	(8,315)	(228,080)
Electronic Arts, Inc. (a)	(2,664)	(227,506)
j2 Global, Inc.	(2,557)	(170,322)
MSG Networks, Inc. (a)	(15,133)	(281,625)
Palo Alto Networks, Inc. (a)	(1,383)	(220,353)
Thomson Reuters Corp. (b)	(4,025)	(166,555)
		(1,512,965)
Manufacturing: (7.81)%
Aceto Corp.	(4,696)	(89,177)
Activision Blizzard, Inc.	(5,060)	(224,158)
Avid Technology, Inc. (a)	(19,660)	(156,100)
Dr Pepper Snapple Group, Inc.	(1,838)	(167,828)
Gogo, Inc. (a)	(15,416)	(170,193)
InterDigital Inc/PA	(5,644)	(447,005)
Juniper Networks, Inc.	(14,298)	(344,010)
Manitowoc Foodservice, Inc. (a)	(13,568)	(220,073)
Neogen Corp. (a)	(3,064)	(171,400)
Owens Corning	(19,697)	(1,051,623)
ResMed, Inc. (a)	(1,726)	(111,827)
Smith & Wesson Holding Corp. (a)	(5,780)	(153,690)
Supreme Industries, Inc.	(8,840)	(170,612)
Universal Electronics, Inc. (a)	(3,371)	(251,005)
		(3,728,701)
Other Services (except Public Administration): (1.49)%
Regis Corp. (a)	(56,600)	(710,330)

Professional, Scientific, and Technical Services: (0.64)%
Echo Global Logistics, Inc. (a)	(2,000)	(46,120)
LivePerson, Inc. (a)	(30,604)	(257,380)
		(303,500)
Retail Trade: (0.97)%
Fastenal Co.	(4,420)	(184,668)
GameStop Corp.	(10,075)	(277,969)
		(462,637)
Wholesale Trade: (0.38)%
New Relic, Inc. (a)	(4,761)	(182,441)
TOTAL COMMON STOCKS (Proceeds $7,505,454)		(7,343,289)

EXCHANGE TRADED FUND: (0.21)%
CurrencyShares Japanese Yen Trust (a)	(1,067)	(101,589)
TOTAL EXCHANGE TRADED FUND (Proceeds $98,347)		(101,589)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,603,801): (15.59)%		$(7,444,878)

(a) Non-dividend expense producing security.
(b) Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 6.48%
Ares Capital Corp.	235,641	$3,652,435
Hercules Capital, Inc.	146,755	1,989,998
Prospect Capital Corp.	145,258	1,176,590
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $6,882,877)		6,819,023

CLOSED-END FUNDS: 14.91%
AllianzGI Convertible & Income Fund II	347,012	2,057,781
Invesco Dynamic Credit Opportunities Fund	329,957	3,880,294
Invesco Senior Income Trust	449,791	1,947,595
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	246,600	1,980,198
Nuveen Credit Strategies Income Fund	228,707	1,939,436
Nuveen Preferred & Income Term Fund	39,581	974,484
Nuveen Preferred Income Opportunities Fund	93,700	938,874
Western Asset Global High Income Fund, Inc.	192,615	1,962,747
TOTAL CLOSED-END FUNDS (Cost $15,106,114)		15,681,409

COMMON STOCKS: 10.04%
Information: 3.20%
Frontier Communications Corp.	809,507	3,367,549

Transportation and Warehousing: 6.84%
DHT Holdings, Inc. (a)	155,141	650,041
Euronav NV (a)	84,424	644,155
GasLog Partners LP (a)	47,059	1,025,415
Golar LNG Partners LP (a)	54,274	1,065,399
Scorpio Tankers, Inc. (a)	415,846	1,925,367
Ship Finance International Ltd. (a)	127,981	1,885,160
		7,195,537
TOTAL COMMON STOCKS (Cost $12,084,695)		10,563,086

CONVERTIBLE PREFERRED STOCK: 5.08%
Utilities: 5.08%
Kinder Morgan, Inc.		106,605	5,337,712
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,489,561)			5,337,712

		Units
MASTER LIMITED PARTNERSHIPS: 23.54%
Arts, Entertainment, and Recreation: 3.83%
Cedar Fair LP		70,320	4,028,633

Manufacturing: 3.37%
CVR Partners LP		331,140	1,755,042
Terra Nitrogen Co. LP		15,971	1,794,022
			3,549,064
Mining, Quarrying, and Oil and Gas Extraction: 5.01%
Enterprise Products Partners LP		149,498	4,130,630
SunCoke Energy Partners LP		75,571	1,144,145
			5,274,775
Other Services (except Public Administration): 2.65%
StoneMor Partners LP		111,371	2,788,730

Retail Trade: 4.21%
Global Partners LP		274,367	4,428,283

Transportation and Warehousing: 3.51%
Energy Transfer Partners LP		99,639	3,686,643

Wholesale Trade: 0.96%
Martin Midstream Partners LP		50,125	1,004,505
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $23,902,894)			24,760,633

PRIVATE INVESTMENT: 4.17%	Preferred Return
Terra Secured Income Fund 5, LLC (b)	9.00%	92.80	4,386,017
TOTAL PRIVATE INVESTMENT (Cost $4,089,802)			4,386,017

PUBLICLY TRADED PARTNERSHIPS: 7.18%
Apollo Global Management LLC		121,742	2,186,486
Blackstone Group LP/The		141,164	3,603,917
Carlyle Group LP/The		113,412	1,765,825
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $7,843,162)			7,556,228

	Shares
REAL ESTATE INVESTMENT TRUSTS: 21.58%
Annaly Capital Management, Inc.	373,169	3,918,275
Apollo Commercial Real Estate Finance, Inc.	253,552	4,150,646
Care Capital Properties, Inc.	65,430	1,864,755
Communications Sales & Leasing, Inc.	76,183	2,392,908
Hospitality Properties Trust	141,886	4,216,852
Starwood Property Trust, Inc.	188,222	4,238,760
Washington Prime Group, Inc.	155,309	1,922,725
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,393,983)		22,704,921

SHORT TERM INVESTMENT: 6.65%
MONEY MARKET FUND: 6.65%
STIT-Government & Agency Portfolio, 0.31% (c)	6,998,571	6,998,571
TOTAL MONEY MARKET FUND (Cost $6,998,571)		6,998,571
TOTAL SHORT TERM INVESTMENT (Cost $6,998,571)		6,998,571

TOTAL INVESTMENTS (Cost $103,791,659): 99.63%		104,807,600
Other Assets in Excess of Liabilities: 0.37%		389,202
TOTAL NET ASSETS: 100.00%		$105,196,802

(a) Foreign issued security.
(b)	Deemed to be illiquid. At September 30, 2016, the value of these securities total $4,386,017 which represents 4.17% of total net assets.
(c) The rate quoted is the annualized seven-day effective yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows(1):

Cost of investments	$103,791,659

Gross unrealized appreciation	$122,373,021
Gross unrealized depreciation	(121,357,080)
Net unrealized appreciation	$1,015,941

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Investment Valuation
Fair Value Measurements Summary
September 30, 2016 (Unaudited)

The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities.  Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not  redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Over-the-counter Financial Derivative Instruments
Over-the-counter financial derivative instruments, such as forward currency contracts, futures contracts, or swap agreements, derive their value from  underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The fair value of the LoCorr Spectrum Income Fund’s investment in Terra Secured Income Fund 5, LLC (“Terra”) is based on the Adviser’s analysis of certain existing data to determine the significance and character of inputs used to determine value. These inputs include, but are not limited to, financial statements (audited and unaudited) of Terra and the value used by other investors in Terra. Management also engaged a third party appraisal firm to review the valuation process used by Terra and the Adviser in determining the value of the investment. Changes to the fair value of this investment would result from changes to the underlying financial performance of Terra or other market factors, such as adverse changes to the financial condition of Terra, its borrowers or the secured assets as well as the deterioration of real estate market or general economic conditions. Terra is a private investment, limited liability company formed to originate, fund and structure real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans, preferred equity investments and other loans related to high quality commercial real estate in the United States. Units invested with Terra are not registered with the SEC under the Securities Act of 1933, as amended (the “Securities Act”) or the securities agency of any state. The units were offered in reliance upon an exemption from the registration provisions of the Securities Act and state securities laws applicable only to offers and sales to investors meeting the suitability requirements set forth herein. Due to lack of market activity and observable inputs, the LoCorr Spectrum Income Fund’s investment in Terra is categorized in Level 3 of the fair value hierarchy.

The following table summarizes LoCorr Managed Futures Strategy Fund’s consolidated investments and other financial instruments as of September 30, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$119,395,741	$-	$119,395,741
Corporate Bonds	-	278,793,426	-	278,793,426
Foreign Government Bonds	-	5,906,686	-	5,906,686
Mortgage Backed Securities	-	117,064,335	-	117,064,335
Municipal Bonds	-	9,321,347	-	9,321,347
U.S. Government Agency Issues	-	85,880,932	-	85,880,932
U.S. Government Notes	-	48,031,592	-	48,031,592
Short Term Investment	39,038,670	-	-	39,038,670
Total Investments	$39,038,670	$664,394,059	$-	$703,432,729

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$1,853,187	$-	$1,853,187
Short	-	603,030	-	603,030
Total Forward Currency Contracts	-	2,456,217	-	2,456,217
Futures Contracts
Long	7,580,194	-	-	7,580,194
Short	(1,320,339)	-	-	(1,320,339)
Total Futures Contracts	6,259,855	-	-	6,259,855
Total Other Financial Instruments	$6,259,855	$2,456,217	$-	$8,716,072

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund’s consolidated schedule of investments. The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at September 30, 2016.

The LoCorr Managed Futures Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$21,925,715	$-	$21,925,715
Corporate Bonds	-	51,676,868	-	51,676,868
Foreign Government Bonds	-	296,692	-	296,692
Mortgage Backed Securities	-	19,197,896	-	19,197,896
Municipal Bonds	-	468,026	-	468,026
U.S. Government Agency Issues	-	22,182,870	-	22,182,870
U.S. Government Notes	-	3,898,126	-	3,898,126
Short Term Investment	4,160,956	-	-	4,160,956
Total Investments	$4,160,956	$119,646,193	$-	$123,807,149

Swap Contracts*
Total Return Swap Contracts	$-	$(9,049,461)	$-	$(9,049,461)
Total Swap Contracts	$-	$(9,049,461)	$-	$(9,049,461)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund’s consolidated schedule of investments. The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at September 30, 2016.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Multi-Strategy Fund’s consolidated investments, securities sold short and swap contracts as of September 30, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$1,849,850	$-	$-	$1,849,850
Closed-End Funds	3,655,630	-	-	3,655,630
Common Stocks	11,636,141	-	-	11,636,141
Convertible Preferred Stock	963,697	-	-	963,697
Master Limited Partnerships	5,184,595	-	-	5,184,595
Publicly Traded Partnerships	1,563,292	-	-	1,563,292
Real Estate Investment Trusts	4,551,573	-	-	4,551,573
Short Term Investments	2,507,317	-	-	2,507,317
Total Investments	$31,912,095	$-	$-	$31,912,095

Securities Sold Short
Common Stocks	$(833,367)	$-	$-	$(833,367)
Total Securities Sold Short	$(833,367)	$-	$-	$(833,367)

Swap Contracts*
Total Return Swap Contracts	$-	$(1,104,833)	$-	$(1,104,833)
Total Swap Contracts	$-	$(1,104,833)	$-	$(1,104,833)

See the Fund’s consolidated schedule of investments and schedule of securities sold short for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund’s consolidated schedule of investments. The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at September 30, 2016.

The LoCorr Multi-Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of September 30, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$275,487,901	$-	$275,487,901
Corporate Bonds	-	7,864,775	-	7,864,775
Foreign Government Bonds	-	14,522,754	-	14,522,754
Mortgage Backed Securities	-	112,090,375	-	112,090,375
U.S. Government Agency Issues	-	576,744,370	-	576,744,370
U.S. Government Notes	-	125,610,661	-	125,610,661
Short Term Investment	86,343,483	-	-	86,343,483
Total Investments	$86,343,483	$1,112,320,836	$-	$1,198,664,319

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$5,247,698	$-	$5,247,698
Short	-	2,303,851	-	2,303,851
Total Forward Currency Contracts	-	7,551,549	-	7,551,549
Futures Contracts
Long	15,484,177	-	-	15,484,177
Short	(4,484,484)	-	-	(4,484,484)
Total Futures Contracts	10,999,693	-	-	10,999,693
Total Other Financial Instruments	$10,999,693	$7,551,549	$-	$18,551,242

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund’s consolidated schedule of investments. The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at September 30, 2016.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Long/Short Equity Fund’s investments and securities sold short as of September 30, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Company	$52,735	$-	$-	$52,735
Common Stocks	31,607,042	-	-	31,607,042
Short Term Investments	13,212,174	3,498,831	-	16,711,005
Total Investments	$44,871,951	$3,498,831	$-	$48,370,782

Securities Sold Short
Common Stocks	$(7,343,289)	$-	$-	$(7,343,289)
Exchange Traded Fund	(101,589)	-	-	(101,589)
Total Securities Sold Short	$(7,444,878)	$-	$-	$(7,444,878)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Long/Short Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Spectrum Income Fund’s investments as of September 30, 2016:

	Security Classification	Level 1	Level 2	Level 3	Total
	Investments
	Business Development Companies	$6,819,023	$-	$-	$6,819,023
	Closed-End Funds	15,681,409	-	-	15,681,409
	Common Stocks	10,563,086	-	-	10,563,086
	Convertible Preferred Stock	5,337,712	-	-	5,337,712
	Master Limited Partnerships	24,760,633	-	-	24,760,633
	Private Investment	-	-	4,386,017	4,386,017
	Publicly Traded Partnerships	7,556,228	-	-	7,556,228
	Real Estate Investment Trusts	22,704,921	-	-	22,704,921
	Short Term Investment	6,998,571	-	-	6,998,571
	Total Investments	$100,421,583	$-	$4,386,017	$104,807,600

See the Fund’s schedule of investments for detail by industry classification.

The following is a reconciliation of the beginning and ending balances for assets measured at fair value using significant unobservable inputs (Level 3) during the nine months ended September 30, 2016:

	Level 3 Reconciliation Disclosure			Investments in Securities, at fair value
	Balance, December 31, 2015			$11,498,342
	Purchases			-
	Sales			(7,239,571)
	Return of capital distributions			-
	Realized gain (loss)			452,614
	Change in net unrealized gain (loss)			(325,368)
	Transfer into Level 3			-
	Transfer out of Level 3			-
	Balance, September 30, 2016			$4,386,017

	Net change in unrealized gains relating to Level 3 investments still held at September 30, 2016			$(122,343)

Quantitative Information about Level 3 Fair Value Measurements held in the LoCorr Spectrum Income Fund:

Type of Security	Valuation Technique	Unobservable Input	Range per Unit	Fair Value at September 30, 2016
Private Investment	See note below	Transaction Price	$47,000 - 47,094	$4,386,017

Note: Management’s fair valuation is based on the issuer’s financial statements and other data, as well as other trades in this security as noted above. See additional detail related to these considerations in the Investment Valuation disclosures. The purchase discount on LoCorr Spectrum Income Fund’s investment in Terra is accreted on a straight-line basis over a period of five years, and is presented as part of unrealized appreciation for financial reporting purposes.

For each of the Funds, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the reporting period.

Derivatives and Other Financial Instruments
September 30, 2016 (Unaudited)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of asset and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments.  Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.

The following table presents the fair value of consolidated derivative instruments for the LoCorr Managed Futures Strategy Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr Market Trend Fund at September 30, 2016, as presented on each Fund’s consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
LoCorr Managed Futures Strategy Fund
Forward Currency Contracts(a)
Long	$2,345,354	$492,167	$1,853,187
Short	1,541,927	938,897	603,030
Total Forward Currency Contracts	3,887,281	1,431,064	2,456,217

Futures Contracts(b)
Long Contracts
Commodity	2,564,354	1,206,609	1,357,745
Equity	3,100,629	485,247	2,615,382
Foreign exchange	3,199	6,400	(3,201)
Interest rate	4,316,033	705,765	3,610,268
Total Long Contracts	9,984,215	2,404,021	7,580,194

Short Contracts
Commodity	2,524,947	3,177,410	(652,463)
Equity	56,599	294,592	(237,993)
Foreign exchange	7,525	4,905	2,620
Interest rate	17,616	450,119	(432,503)
Total Short Contracts	2,606,687	3,927,026	(1,320,339)
Total Futures Contracts	12,590,902	6,331,047	6,259,855
Total Forward Currency Contracts and Futures Contracts	$16,478,183	$7,762,111	$8,716,072

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$-	$9,049,461	$(9,049,461)

LoCorr Multi-Strategy Fund
Long Total Return Swap Contracts
LoCorr Multi-Strategy Index	$-	$1,104,833	$(1,104,833)

LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$5,578,742	$331,044	$5,247,698
Short	5,291,931	2,988,080	2,303,851
Total Forward Currency Contracts	10,870,673	3,319,124	7,551,549

Futures Contracts(b)
Long Contracts
Commodity	8,937,515	5,826,939	3,110,576
Equity	5,120,010	1,158,466	3,961,544
Foreign exchange	-	-	-
Interest rate	10,812,357	2,400,300	8,412,057
Total Long Contracts	24,869,882	9,385,705	15,484,177

Short Contracts
Commodity	10,802,008	12,682,937	(1,880,929)
Equity	107,648	1,419,333	(1,311,685)
Foreign exchange	-	22,239	(22,239)
Interest rate	-	1,269,631	(1,269,631)
Total Short Contracts	10,909,656	15,394,140	(4,484,484)
Total Futures Contracts	35,779,538	24,779,845	10,999,693
Total Forward Currency Contracts and Futures Contracts	$46,650,211	$28,098,969	$18,551,242

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund’s consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities.

Derivatives and Other Financial Instruments
September 30, 2016 (Unaudited)

The following table presents the results of the derivative trading and information related to volume for the nine months ended September 30, 2016 for the LoCorr Managed Futures Strategy Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund, the LoCorr Market Trend Fund and the LoCorr Long/Short Equity Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund’s consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Managed Futures Strategy Fund
Forward Currency Contracts	$2,656,709	$2,456,217
Futures Contracts
Commodity	(15,228,318)	705,282
Equity	11,383,288	2,377,389
Foreign exchange	(2,742,915)	(581)
Interest rate	20,893,299	3,177,765
Total Futures Contracts	14,305,354	6,259,855
Total Forward Currency Contracts and Futures Contracts	$16,962,063	$8,716,072

Swap Contracts (a)	$17,162,980	$12,934,752

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$4,839,249	$(5,970,424)

LoCorr Multi-Strategy Fund
Put Options (b)	$120,883	$(22,993)
Swap Contracts	(200,907)	(909,633)

LoCorr Market Trend Fund
Forward Currency Contracts	$12,435,588	$(6,674,775)
Futures Contracts
Commodity	(68,687,633)	(2,515,931)
Equity	(31,134,627)	8,319,513
Foreign exchange	(6,231,412)	(22,239)
Interest rate	48,185,134	13,767,094
Total Futures Contracts	(57,868,538)	19,548,437
Total Forward Currency Contracts and Futures Contracts	$(45,432,950)	$12,873,662

LoCorr Long/Short Equity Fund
Put Options (b)	$269,782	$(55,392)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the nine months ended September 30, 2016 were:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Managed Futures Strategy Fund
Forward Currency Contracts (c)	$411,328,429	$417,270,710
Futures Contracts (c)	2,560,778,463	286,679,044
Swap Contracts (a)	374,639,826	-

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$108,000,000	$-

LoCorr Multi-Strategy Fund
Swap Contracts	$34,402,500	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$1,488,928,012	$1,808,861,958
Futures Contracts	8,030,038,476	1,035,062,284

(a) Swap contracts were liquidated as of March 31, 2016.

(b) Included in the consolidated statement of operations: Net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

(c) Represents trading activity of forward currency contracts and futures contracts for the period March 31, 2016 to September 30, 2016.

The LoCorr Multi-Strategy Fund and the LoCorr Long/Short Equity Fund each held one option contract during the nine months ended September 30, 2016. As of September 30, 2016, these option contracts have been sold. Each of the Funds consider their respective option contract held to be an accurate representation of the volume of activity during the period.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)          /s/ Kevin Kinzie
   Kevin Kinzie, President

Date         November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Kevin Kinzie
     Kevin Kinzie, President

Date          November 23, 2016

By (Signature and Title)           /a/ Jon Essen
     Jon Essen, Treasurer

Date           November 23, 2016